As filed with the Securities and Exchange Commission on January 28, 2016

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 84	☒

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

155 Federal Street, Suite 700

Boston, MA  02110

(Address of Principal Executive Offices)

484-329-2300

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investments, L.P.
One Logan Square, Ste. 2000	1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on January 31, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

Prospectus

January 31, 2016

Long/Short Equity Funds

Turner Medical Sciences Long/Short Fund

•  Institutional Class (TMSEX)

•  Investor Class (TMSFX)

Turner Titan Long/Short Fund (formerly, Turner Spectrum Fund and subsequently Turner Titan II Fund)

•  Institutional Class (TSPEX)

•  Investor Class (TSPCX)

U.S. Growth Equity Funds

Turner SMID Cap Growth Opportunities Fund (formerly, Turner Emerging Growth Fund)

•  Institutional Class (TMCOX)

•  Investor Class (TMCGX)

Turner Midcap Growth Fund

•  Institutional Class (TMGEX)

•  Investor Class (TMGFX)

•  Retirement Class (TMIIX)

Turner Small Cap Growth Fund

•  Investor Class (TSCEX)

Investment Adviser:

Turner Investments, L.P.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

1	Summary Section
1	Turner Medical Sciences Long/Short Fund
5	Turner Titan Long/Short Fund
9	Turner SMID Cap Growth Opportunities Fund
12	Turner Midcap Growth Fund
15	Turner Small Cap Growth Fund
18	Additional Information about Fund Strategies and Risks
23	Investments and Portfolio Management
25	Purchasing, Selling and Exchanging Shares of the Turner Funds
30	Other Policies
33	Dividends, Distributions and Taxes
35	Financial Highlights

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

PROSPECTUS

SUMMARY SECTION

Turner Medical Sciences Long/Short Fund

Investment Objective

The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Other Expenses	1.89%	1.89%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	3.40%	3.65%
Fee Waivers and Expense Reimbursements	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	3.21%	3.46%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 1.90% and 2.15%, respectively, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Medical Sciences Long/Short Fund — Institutional Class Shares	$324	$1,027	$1,753	$3,672
Turner Medical Sciences Long/Short Fund — Investor Class Shares	$349	$1,100	$1,872	$3,894

1

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

2

PROSPECTUS

SUMMARY SECTION

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
24.89 (03/31/15)%	(6.76 (12/31/14))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of the S&P 500 Health Care Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	3 Years	Since Inception (02/07/11)
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Before taxes on distributions	18.32%	14.96%	8.87%
After taxes on distributions	17.81%	13.54%	8.04%
After taxes on distributions and sale of shares	10.78%	11.24%	6.70%
Turner Medical Sciences Long/Short Fund — Investor Class Shares	17.96%	14.69%	8.62%
S&P 500 Health Care Index[1]	6.89%	23.75%	20.15%
Barclays Capital U.S. Aggregate Bond Index[2]	0.55%	1.44%	3.49%
Lipper Long/Short Equity Funds Classification[3]	(1.69)%	5.58%	3.99%

1  The S&P 500 Health Care Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Medical Sciences Long/Short Fund.

Portfolio Managers

Michael S. Tung, MD, Senior Portfolio Manager/Global Equity Analyst, and John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Medical Sciences Long/Short Fund. Mr. Tung joined Turner in 2013. Mr. Fraunces joined Turner in 2015.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

3

PROSPECTUS

SUMMARY SECTION

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

4

PROSPECTUS

SUMMARY SECTION

Turner Titan Long/Short Fund*

Investment Objective

The Turner Titan Long/Short Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Other Expenses	1.87%	1.87%
Shareholder Servicing Fees	None	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	3.39%	3.64%
Fee Waivers and Expense Reimbursements	(0.32)%[1]	(0.32)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	3.07%	3.32%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class and Investor Class Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 1.90% and 2.15%, respectively, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Titan Long/Short Fund — Institutional Class Shares	$310	$1,012	$1,737	$3,655
Turner Titan Long/Short Fund — Investor Class Shares	$335	$1,085	$1,856	$3,877

*  Formerly, Turner Spectrum Fund and subsequently Turner Titan II Fund

5

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 510% of the average value of its portfolio.

Principal Strategy

The Turner Titan Long/Short Fund invests primarily in equity securities of companies with large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets. However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

6

PROSPECTUS

SUMMARY SECTION

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.

Best Quarter	Worst Quarter
6.61 (03/31/15)%	(4.30 (12/31/14))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Year	Since Inception (05/07/09)
Turner Titan Long/Short Fund — Institutional Class Shares
Before taxes on distributions	8.30%	2.38%	4.03%
After taxes on distributions	6.81%	0.65%	2.70%
After taxes on distributions and sale of shares	5.91%	1.65%	3.01%
Turner Titan Long/Short Fund — Investor Class Shares	8.00%	2.13%	3.76%
S&P 500 Index[1]	1.38%	12.57%	15.41%
Barclays Capital U.S. Aggregate Bond Index[2]	0.55%	3.25%	4.21%
Lipper Long/Short Equity Funds Classification[3]	(1.69)%	4.20%	6.75%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Titan Long/Short Fund.

Portfolio Managers

Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst and Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Titan Long/Short Fund. Mr. Baggini joined Turner in 2010. Mr. Swickard joined Turner in 2007.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

7

PROSPECTUS

SUMMARY SECTION

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

8

PROSPECTUS

SUMMARY SECTION

Turner SMID Cap Growth Opportunities Fund*

Investment Objective

The SMID Cap Growth Opportunities Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses	0.58%	0.58%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.59%	1.84%
Fee Waivers and Expense Reimbursements	(0.43)%[1]	(0.43)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.16%	1.41%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares	$118	$460	$825	$1,853
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares	$144	$537	$955	$2,123

*  Formerly, Turner Emerging Growth Fund

9

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Principal Strategy

The Turner SMID Cap Growth Opportunities Fund's principal investment strategy is to invest primarily (at least 80% of its net assets) in equity securities of U.S. companies with small and mid market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. Small cap and mid cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2500 Growth Index (the "2500 Growth Index"). The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2500 Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also sell a portion of the Fund's position to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2500 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and mid market capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.

Best Quarter	Worst Quarter
20.04 (12/31/10)%	(30.67 (12/31/08))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2015to those of the Russell 2500 Growth Index, which measures the performance of the small to mid-cap growth segment of the U.S. equity universe. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state

10

PROSPECTUS

SUMMARY SECTION

and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares
Before taxes on distributions	(0.62)%	9.23%	6.93%
After taxes on distributions	(11.33)%	2.97%	3.41%
After taxes on distributions and sale of shares	8.69%	7.38%	5.68%
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares[1]	(0.35)%	9.51%	7.12%
Russell 2500 Growth Index[2]	(0.19)%	11.43%	8.49%
Russell 2000 Growth Index[3]	(1.38)%	10.67%	7.95%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

1  The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.

2  The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those companies with higher growth earning potential as defined by Russell's leading style methodology that are among the 2,500 smallest U.S. out of the 3,000 largest U.S. companies. The Russell 2500 Growth Index was selected as the Fund's primary index in connection with the Fund's name change and transition to a strategy of investing primarily in U.S. companies with small and mid market capitalizations, each of which were effective January 31, 2016.

3  The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the SMID Cap Growth Opportunities Fund.

Portfolio Managers

Richard H. Gould, CFA CMT, Senior Portfolio Manager/Global Equity Analyst, and Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global

Equity Analyst, are the co-lead portfolio managers of the SMID Cap Growth Opportunities Fund. Mr. Gould joined Turner in 2015. Mr. Schrotberger joined Turner in 2001.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

11

PROSPECTUS

SUMMARY SECTION

Turner Midcap Growth Fund

Investment Objective

The Turner Midcap Growth Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares	Retirement Class Shares
Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses	0.58%	0.58%	0.58%
Shareholder Servicing Fee	None	0.25%	0.25%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.33%	1.58%	1.83%
Fee Waivers and Expense Reimbursements	(0.40)%[1]	(0.40)%[1]	(0.40)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	0.93%	1.18%	1.43%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Midcap Growth Fund — Institutional Class Shares	$95	$382	$691	$1,567
Turner Midcap Growth Fund — Investor Class Shares	$120	$460	$823	$1,844
Turner Midcap Growth Fund — Retirement Class Shares	$146	$537	$953	$2,115

12

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Principal Strategy

The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that generally approximate those of the Midcap Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also sell a portion of the Fund's positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on October 1, 1996.

Best Quarter	Worst Quarter
23.48 (09/30/09)%	(28.69 (12/31/08))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for

13

PROSPECTUS

SUMMARY SECTION

Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Turner Midcap Growth Fund — Investor Class Shares
Before taxes on distributions	(6.10)%	6.15%	5.66%
After taxes on distributions	(9.26)%	1.91%	3.53%
After taxes on distributions and sale of shares	(0.90)%	4.64%	4.46%
Turner Midcap Growth Fund — Institutional Class Shares[1]	(5.85)%	6.43%	5.87%
Turner Midcap Growth Fund — Retirement Class Shares[2]	(6.31)%	5.92%	5.39%
Russell Midcap Growth Index[3]	(0.20)%	11.54%	8.16%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

1  The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.

2  The inception date for Retirement Class Shares is September 24, 2001.

3  The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Midcap Growth Fund.

Portfolio Managers

Christopher K. McHugh, Senior Portfolio Manager/Global Equity Analyst, and Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst are the co-lead portfolio managers of the Midcap Growth Fund. Mr. McHugh co-founded Turner in 1990. Mr. Baggini joined Turner in 2010.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day

that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, each Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class and Retirement Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class and Retirement Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class and Retirement Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

14

PROSPECTUS

SUMMARY SECTION

Turner Small Cap Growth Fund

Investment Objective

The Turner Small Cap Growth Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class Shares
Investment Advisory Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	1.83%
Fee Waivers and Expense Reimbursements	(0.58)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.25%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Small Cap Growth Fund — Investor Class Shares	$127	$519	$936	$2,100

15

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 280% of the average value of its portfolio.

Principal Strategy

The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000 Growth Index"). The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that generally approximate those of the 2000 Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000 Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also sell a portion of the Fund's positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 7, 1994.

Best Quarter	Worst Quarter
23.57 (06/30/09)%	(27.37 (12/31/08))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

16

PROSPECTUS

SUMMARY SECTION

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Turner Small Cap Growth Fund — Investor Class Shares
Before taxes on distributions	3.99%	8.94%	7.44%
After taxes on distributions	(3.35)%	3.24%	4.59%
After taxes on distributions and sale of shares	8.01%	6.81%	5.92%
Russell 2000 Growth Index[1]	(1.38)%	10.67%	7.95%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

1  The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Small Cap Growth Fund.

Portfolio Managers

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, and Richard H. Gould, CFA CMT, Senior Portfolio Manager/Global Equity Analyst are the co-lead portfolio managers of the Small Cap Growth Fund. Mr. Schrotberger joined Turner in 2001. Mr. Gould joined Turner in 2015.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $50 for Investor Class Shares by phone, mail, wire or online; and

•  $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

17

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the "Trust" or "Turner Funds") is a mutual fund family that offers different classes of shares in separate investment portfolios. This Prospectus gives you important information about the Institutional Class, Investor Class and Retirement Class Shares of the Turner Funds that you should know before investing. Shareholders may also purchase shares in the Medical Sciences Long/Short Fund and Titan Long/Short Fund through Class C Shares, which are described in a separate prospectus.

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Fund Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor

18

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER TITAN LONG/SHORT FUND

Fund Strategy

The Turner Titan Long/Short Fund invests primarily in equity securities of companies with large capitalization ranges across major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products, real estate investment trusts and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient

19

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The Fund may also make paired trades, matching a long position with a short position in two stocks of the same sector in an effort to reduce the market and sector impact on performance. The Fund will not hold a security both long and short at the same time.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100%

of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of an underlying security.

20

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

The Fund is subject to the risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

The Fund may invest in real estate investment trusts ("REITs"), which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests. A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs including: 1) REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants; 2) mortgage REITs may be affected by the quality of the credit extended and are subject to prepayment risk; and 3) REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. Furthermore, REITs are dependent on specialized management skills. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER SMID CAP GROWTH OPPORTUNITIES FUND

Fund Strategy

The Turner SMID Cap Growth Opportunities Fund's principal investment strategy is to invest primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with small and mid market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. Small cap and mid cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the 2500 Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small capitalization and medium capitalization growth stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund has participated in the past, and may participate in the future, in initial public offerings ("IPOs"). Some successful IPOs have had in the past, and may in the future have, a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

TURNER MIDCAP GROWTH FUND

Fund Strategy

The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time

21

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

of purchase but whose current market capitalization may be outside of that range. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that medium capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund has participated in the past, and may participate in the future, in IPOs. Some successful IPOs have had in the past, and may in the future have, a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

TURNER SMALL CAP GROWTH FUND

Fund Strategy

The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small capitalization growth stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund has participated in the past, and may participate in the future, in IPOs. Some successful IPOs have had in the past, and may in the future have, a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

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PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are further described in our SAI.

The investments and strategies described throughout this Prospectus are those that the Funds use under normal conditions. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (the "Board") (including, among other things, into money market funds). All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of each Fund's portfolio holdings, current as of month-end, will be available on the Turner Funds' website at www.turnerinvestments.com within 15 business days after the end of each calendar month. This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Investment Adviser

Turner Investments, L.P., located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, an SEC-registered adviser, serves as the investment adviser to the Funds. As the Funds' investment adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner and the Funds' Chief Compliance Officer also ensure compliance with the Funds' investment policies and guidelines.

As of December 31, 2015, Turner and its subsidiaries had approximately $538 million in assets under management.

For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) at an annualized rate for the fiscal year ended September 30, 2015, based on the average daily net assets of each Fund, of:

Turner Medical Sciences Long/Short Fund	1.01%
Turner Titan Long/Short Fund	0.68%
Turner SMID Cap Growth Opportunities Fund	0.57%
Turner Midcap Growth Fund	0.35%
Turner Small Cap Growth Fund	0.43%

Pursuant to an investment advisory agreement with the Trust, the Adviser is entitled to an advisory fee at the annual rate, based on the average daily net assets of each of the Funds. The Adviser has contractually agreed to waive fees and reimburse each Fund's expenses to keep "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" to a specified percentage of the average daily net assets of each Fund on an annualized basis through January 31, 2017 as disclosed in the following table:

	Advisory Fee	Expense Cap
Turner Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.90%[1]
Investor Class	1.50%	2.15%[1]
Turner Titan Long/Short Fund
Institutional Class	1.50%	1.90%[1]
Investor Class	1.50%	2.15%[1]
Turner SMID Cap Growth Opportunities Fund
Institutional Class	1.00%	1.15%[2]
Investor Class	1.00%	1.40%[2]
Turner Midcap Growth Fund
Institutional Class	0.75%	0.93%[2]
Investor Class	0.75%	1.18%[2]
Retirement Class	0.75%	1.43%[2]
Turner Small Cap Growth Fund
Investor Class	1.00%	1.25%[2]

1  Expense cap excludes interest and borrowing costs on short and long sales and short sale dividend expenses.

2  Expense cap excludes acquired fund fees and expenses and interest expenses relating to short sales.

Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017

A discussion regarding the basis for the Board's approval of the investment advisory contract for the Funds is available in the Funds' semiannual report for the period ended March 31, 2015.

Administrator

Turner Investments, L.P. also serves as Administrator to the Funds, for which it receives an annual administration fee of 0.15% of the Turner Funds' aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion. Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi"), Citi provides sub-administrative services to the Funds.

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PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a "manager of managers" approach in providing investment advisory services to the Turner Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Turner Funds' sub-advisers reaches "capacity" on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner Fund needs to add capacity. Therefore, even where Turner does implement the "manager of managers" approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

The Medical Sciences Long/Short Fund is managed by a team co-led by Michael S. Tung, MD, and John P. Fraunces, Jr. The Titan Long/Short Fund is managed by a team co-led by Christopher E. Baggini, CFA, and Scott C. Swickard, CFA. The SMID Cap Growth Opportunities Fund is managed by a team co-led by Richard H. Gould, CFA CMT, and Jason D. Schrotberger, CFA. The Midcap Growth Fund is managed by a team co-led by Christopher K. McHugh and Christopher E. Baggini, CFA. The Small Cap Growth Fund is

managed by a team co-led by Jason D. Schrotberger, CFA, and Richard H. Gould, CFA CMT.

Christopher K. McHugh, Senior Portfolio Manager/Global Equity Analyst, co-founded Turner in 1990. Mr. McHugh is the co-lead portfolio manager of the Midcap Growth Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 30 years of investment experience.

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst — Consumer Sector, joined Turner in February 2001. Mr. Schrotberger is the co-lead portfolio manager of the Small Cap Growth Fund and SMID Cap Growth Opportunities Fund. From 1998 to 2001, he was an Investment Analyst with Black Rock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 22 years of investment experience.

Michael S. Tung, MD, Senior Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Medical Sciences Long/Short Fund. Mr. Tung joined Turner in 2013 and has 13 years of investment experience. Prior to joining Turner, Mr. Tung was employed with Expo Capital Management as a senior analyst from 2010 to 2012, and Delaware Investments as a portfolio manager from 2006 to 2010.

Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst is the co-lead portfolio manager of the Midcap Growth Fund and Titan Long/Short Fund. Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. He has 30 years of investment experience.

Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Titan Long/Short Fund. Mr. Swickard joined Turner in 2007. He has nine years of investment experience.

John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Medical Sciences Long/Short Fund. Mr. Fraunces joined Turner in 2015 and has 16 years of investment experience and an additional five years within the healthcare industry. Prior to joining Turner, Mr. Fraunces was a portfolio manager of the Synaptic Medical Fund, L.P. from 2009 to 2015, and previously a portfolio manager at Solaris and a senior equity analyst at Gardner Lewis.

Richard H. Gould, CFA CMT, Senior Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the SMID Cap Growth Opportunities Fund and the Small Cap Growth Fund. Mr. Gould joined Turner in 2015. Prior to joining Turner, he was the founder and head of Gould Investment & Research LLC, a small cap growth equity research firm, from 2009 to 2015. Mr. Gould was CEO and founder of Gould Investment Partners LLC from 2004 to 2010. He has 31 years of investment experience.

Each lead portfolio manager and co-lead portfolio manager is supported by a team of investment professionals.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

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PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

■  No Sales Charges

There are no sales charges when you purchase Institutional Class, Investor Class or Retirement Class Shares of the Turner Funds.

■  How To Buy Shares (See chart on page36 for details)

•  By phone, mail, wire or online at www.turnerinvestments.com;

•  Through the Systematic Investment Plan; and

•  Through exchanges from another Turner Fund.

■  Minimum Initial Investments

•  In general, each Fund's minimum initial investment is $250,000 for Institutional Class Shares ($100,000 for the Medical Sciences Long/Short Fund and Titan Long/Short Fund) and $2,500 for Investor Class and Retirement Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class and Retirement Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class and Retirement Class Shares.

We reserve the right to waive the minimum initial investment requirement.

■  Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement. We may waive this minimum for persons investing in the Funds through a "wrap" or managed account program, or through an employer-sponsored retirement plan. Investors purchasing shares of a Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund. Investors should consult their program sponsor concerning such additional expenses.

■  Systematic Investing

•  Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the applicable minimum investment. Please contact us for information regarding participating banks.

•  You will need a minimum investment of $1,000 for Investor Class Shares and Retirement Class Shares and $100,000 for Institutional Class Shares to open your account.

•  If you stop your scheduled investments before reaching the applicable minimum investment, we reserve the right to close your account. We will provide 60 days written notice to give you time to add to your account, and avoid the sale of your shares.

■  Systematic Withdrawal Plan

If you have at least $10,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semiannual or annual automatic withdrawals of at least $50 for Investor Class Shares and Retirement Class Shares and $25,000 for Institutional Class Shares from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

■  Minimum Account Size

•  In general, you must maintain a minimum account balance of $1,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares ($100,000 for the Medical Sciences Long/Short Fund and Titan Long/Short Fund). If your account drops below $1,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares ($100,000 for the Medical Sciences Long/Short Fund and Titan Long/Short Fund) due to redemptions, you may be required to sell your shares.

•  You will receive at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

■  Choosing Institutional Class, Investor Class, Retirement Class and Class C Shares

•  Institutional Class, Investor Class and Retirement Class Shares have different expenses and other characteristics. Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares. Retirement Class Shares have higher expenses than Institutional Class and Investor Class Shares. The performance of each of these share classes will differ due to differences in expenses.

•  Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers' accounts.

•  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

•  Retirement Class Shares are for certain institutional investors investing for their own or their customers' accounts, which may include 401(k) and other retirement plans.

•  Class C Shares are for investments made through certain financial institutions or intermediaries.

■  When Can You Purchase, Sell or Exchange Shares?

•  You may purchase, sell or exchange shares on any day that the New York Stock Exchange ("NYSE") is open for business. We define this as a "Business Day."

•  You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.

•  In order to receive the current Business Day's net asset value (NAV) all trades (including trades requested over the phone) must be received by DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"), or a designated financial intermediary by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

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PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

■  How Fund Prices Are Calculated

•  The price per share (also referred to as the offering price) will be the NAV determined after the Funds' Transfer Agent or a designated financial intermediary receives your purchase order in Good Order (as defined below).

•  The Funds' NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days on which the NYSE is closed for trading.

•  In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices for a security are unavailable or the Funds believe that they are unreliable, the Funds' Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security. A significant event may cause the market price for a security held by a Fund to become unavailable or unreliable. Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments. While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Funds to price their investments may be different from those used by other mutual funds to price the same investments.

■  Exchanging Shares

•  Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another Turner Fund and Investor Class Shares of a Fund may be exchanged for Investor Class Shares of another Turner Fund, subject to any applicable limitations resulting from the closing of Turner Funds to new investors.

•  Existing shareholders of Investor Class Shares of the Funds that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

•  When you exchange shares of one Fund for shares of another Fund, you are selling your shares and buying other fund shares, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Funds' Transfer Agent or a designated financial intermediary receives your exchange request in Good Order (as defined below).

■  Purchases, Sales and Exchanges through Financial Institutions

You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your order and transmit it to the Funds' Transfer Agent.

Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

■  Limitations on Purchases, Sales and Exchanges

•  The Funds' Transfer Agent will only accept purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, the Funds and their Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures. Purchases may be made only in U.S. dollars drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted. The Funds may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason. The Funds will inform shareholders of a rejected purchase order generally within three business days of the Funds' receipt of the order. Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•  The Funds will normally send your sale proceeds to you within three Business Days after the Transfer Agent receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•  As described more fully in the SAI, the Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•  Excessive, short-term trading in Fund shares and other abusive trading practices ("abusive trading") may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs. The Board has adopted policies in order to discourage abusive trading in the Funds. The policies, which apply to all accounts investing in the Funds, prohibit the Funds' service providers from knowingly: (i) opening accounts for the purpose of market timing the Funds; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of market timing. The policies also require the Funds' Adviser to maintain policies and procedures designed to detect and deter abusive trading. While these policies and procedures seek to discourage abusive trading in the Funds, neither the Funds nor the Adviser can guarantee

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PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

•  The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of engaging in abusive trading or whose trading activity, in the Funds' judgment, has been or may be disruptive to the Funds. In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

•  Shareholders are currently permitted to make up to 4 "roundtrip" transactions between Turner Funds in any calendar year. A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund. If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Funds determine, in their sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases. We may change or cancel our exchange policy at any time upon 60 days notice.

•  The Funds may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading. The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

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PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT
BY TELEPHONE	Call 1-800-224-6312 between 9:00 A.M. and 4:00 P.M. (Eastern Time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Funds' representative may request personal identification and record the call.
If you already have an account and you have authorized telephone transactions, you may open an account in another Turner Fund. The registration on the accounts must be identical.

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-800-224-6312 and provide your account number to the Turner Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.

BY INTERNET	You can open an account online only if you already have an existing Turner Funds account. The registration on the account must be identical.

You can make additional investments by going to our website at www.turnerinvestments.com. Use your existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via ACH and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

BY MAIL	Send the completed application that accompanies this Prospectus and a check payable to the Turner Funds to:
The Turner Funds
c/o DST Systems Inc.
P.O. Box 219805
Kansas City, MO 64121-9805
By express or overnight mail to:
The Turner Funds
c/o DST Systems Inc.
430 W. 7th Street
Kansas City, MO 64105
Checks must be in U.S. dollars and drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted.

Please send your check payable to the Turner Funds along with a signed letter stating the name of the Fund and your account number, to the address listed under "By Mail" in the How to Open an Account section above. Do not send requests to buy, sell or exchange shares to the Funds' Adviser or Distributor.

BY WIRE	Please contact a Turner Funds' representative at 1-800-224-6312 to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:
United Missouri Bank of Kansas NA
ABA #10-10-00695
Account # 98-7060-116-8
Further credit: [include name of Fund, shareholder name and your Turner Funds account number]	Please contact a Turner Funds' representative at 1-800-224-6312 to let us know that you intend to send money by wire. Wire funds to:
United Missouri Bank of Kansas NA
ABA #101000695
Account # 9870601168
Further credit: [include name of Fund, shareholder name and your Turner Funds account number]
AUTOMATIC TRANSACTIONS

You can open an account through our Systematic Investment Plan for $1,000 for Investor Class Shares and Retirement Class Shares and $100,000 for Institutional Class Shares. You must elect this option on your account application. Please call a Turner Funds representative at 1-800-224-6312 for assistance.

Regularly scheduled investments can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semiannual or annual automatic investments.

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PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
BY TELEPHONE

You may sell shares by calling 1-800-224-6312 provided that you have previously requested this privilege on your account application. The Funds will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee). The sale price of each share will be the next NAV determined after the Funds' Transfer Agent or a designated financial intermediary receives your request in Good Order.

You may exchange shares on any Business Day by calling the Funds at 1-800-224-6312, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY INTERNET

Existing shareholders can sell shares via our website at www.turnerinvestments.com. The sale price of each share will be the next NAV determined after the Transfer Agent receives your request in Good Order. Redemptions will be funded via check, ACH or wire to the instructions of record.

Go to www.turnerinvestments.com.
BY MAIL

Please send a letter with your name, Fund name, account number and the amount of your request, to the address listed under "By Mail" in the How to Open an Account section above. Do not send requests to buy, sell or exchange shares to the Funds' Adviser or Distributor. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after the Funds' Transfer Agent receives your request in Good Order. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

You may exchange shares on any Business Day by writing to the Funds, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY WIRE

Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for "How to Sell Shares" by telephone above.

Not applicable
AUTOMATIC TRANSACTIONS

If you have at least $10,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares ($100,000 for the Medical Sciences Long/Short Fund and Titan Long/Short Fund) in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semiannual or annual automatic withdrawals of at least $50 for Investor Class Shares and Retirement Class Shares and $25,000 for Institutional Class Shares from any Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

Not applicable

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PROSPECTUS

OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

"Other Expenses" listed in the fee tables on the first page of each Fund's Summary Section ("Table") include dividends and interest on securities that a Fund sells short ("short sale dividends and interest"). Short sale dividends and interest are treated as an expense, and increase each Fund's total expense ratio. The "Shareholder Servicing Fee" listed in the Table is included as a part of each Fund's "Other Expenses" and is included in the Table for information purposes only. Finally, the "Acquired Fund Fees and Expenses" listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which each Fund invests.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions). Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact Turner Funds' Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Funds shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Funds are unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Funds' Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Funds reserve the right to close your account at the then-current day's NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the redemption. In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Redemption Fee

There is no redemption fee for purchase or sale of the Funds' shares, but the Funds reserve the right to impose a redemption fee in the future.

Telephone/Online Transactions

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. Turner Funds has established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as these safeguards and procedures are followed, Turner Funds generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transacts business with Turner Funds over the telephone or via our website, you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

•  Written requests for redemptions in excess of $50,000;

•  All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application;

•  Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and

•  If a change of address was received by the Transfer Agent within the last 30 days.

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PROSPECTUS

OTHER POLICIES

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Shareholder Services at 1-800-224-6312 for more information. The Funds participate in the Paperless Legal Program.

Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds' financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Funds to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels. For the micro cap growth style (which includes the assets of the SMID Cap Growth Opportunities Fund (formerly, the Emerging Growth Fund)), that level had been reached and the SMID Cap Growth Opportunities Fund was closed to new investors on March 7, 2000. Effective April 14, 2011, however, the SMID Cap Growth Opportunities Fund was reopened to new investors and existing shareholders. For the small cap growth style (which includes the assets of the Small Cap Growth Fund), that level had been reached and the Small Cap Growth Fund was closed to new investors on July 31, 2004. Effective August 24, 2009, however, the Small Cap Growth Fund was reopened to new investors and existing shareholders. Turner and the Funds may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of a Fund will be notified before it is closed to new investors. Existing shareholders of Investor Class Shares of the Funds that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

If a Fund is closed to new investors, existing shareholders of that Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or any of the Funds, may:

(i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Funds have adopted Shareholder Services Plans (the "Service Plans") that allow Investor Class and Retirement Class Shares of the Funds to pay service fees to organizations that enter into agreements ("Service Providers") to provide administrative services to the Funds. Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, a Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Investor Class or Retirement Class Shares' average daily net assets. Currently Investor Class Shares of all Funds and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC (the "Distributor"), a registered broker-dealer, serves as Distributor of the Funds. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

The Funds have adopted a Distribution Plan for Retirement Class Shares (the "12b-1 Plan" and, together with the Service Plan, the "Plans") that allows Retirement Class Shares of the Funds to pay distribution fees to the Distributor and other Service Providers. Under the 12b-1 Plan, if a Service Provider provides distribution services, a Fund may pay distribution fees pursuant to Rule 12b-1 under the 1940 Act to the Distributor at an annual rate not to exceed 0.75% of the Fund's Retirement Class Shares' average daily net assets. Currently, Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% in distribution fees. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Turner and/or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). Turner and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments

31

PROSPECTUS

OTHER POLICIES

include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

Prime Broker

Goldman, Sachs & Co. ("Goldman") serves as Prime Broker of the Titan Long/Short Fund. Goldman and J.P. Morgan Clearing Corp. ("JPMorgan") serve as Prime Brokers of the Medical Sciences Long/Short Fund. Goldman and JPMorgan have no responsibility for the preparation or accuracy of this Prospectus.

32

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income annually as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by a Fund from U.S. and certain "qualified" foreign corporations ("qualifying dividends") will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualified dividend). The high anticipated portfolio turnover rate of the Turner Medical Sciences Long/Short Fund, the Turner Titan Long/Short Fund, the Turner SMID Cap Growth Opportunities Fund and the Turner Small Cap Growth Fund makes it likely that a significant portion of distributions from those Funds will not qualify for this favorable treatment.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales and Exchanges

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of one Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares of a Fund acquired after January 1, 2012 and disposed of after that date, cost basis will generally be reported to you and the Internal Revenue Service ("IRS"). Cost basis will be calculated using the Fund's default method of average cost or, for shares held through a broker, your broker's default method, unless you instruct the Fund or your broker, as the case may be, to use a different calculation method. You should carefully review the cost basis information provided to you and make any additional basis, holding period or other adjustments that are required

33

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS — accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the IRS for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Turner Funds will be required in certain cases to withhold and remit to the IRS 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and dividends attributable to the Fund's interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any exemption, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, or a foreign individual investor is a permanent United States resident or meets the "substantial presence" test based on the actual number of days present in the United States, then the foreign investor's income from a Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investment in a Fund. This short summary is not intended as a substitute for careful tax planning.

More information is contained in the SAI.

34

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Class, Investor Class and Retirement Class Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the fiscal year ended September 30, 2015 has been audited by Tait, Weller & Baker LLP, whose report, along with each Fund's financial statements, is included in the Funds' 2015 annual report. Information for the fiscal years ended September 30, 2014, 2013, 2012 and 2011 was audited by the Funds' former independent registered public accountants. You can obtain the Turner Funds' annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

Turner Medical Sciences Long/Short Fund – Institutional Class Shares

	2015		2014		2013		2012		2011(1)
Net asset value, beginning of period	$13.33		$11.54		$10.19		$10.35		$10.00
Net investment income (loss)(2)	(0.35)		(0.18)		(0.13)		(0.15)		(0.12)
Realized and unrealized gains (losses) on investments	1.83		2.33		1.48		(0.01)		0.47
Total from investment operations	1.48		2.15		1.35		(0.16)		0.35
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	(0.79)		(0.36)		—		—		—
Total dividends and distributions	(0.79)		(0.36)		—		—		—
Net asset value, end of period	$14.02		$13.33		$11.54		$10.19		$10.35
Total return	12.60%		19.08%		13.25%		(1.55)%		3.50	%†
Net assets end of period (000)	$40,568		$27,884		$16,742		$37,117		$45,147
Ratio of net expenses to average net assets††	2.90	%*(3)	1.93	%*(4)	1.98	%*(5)	1.87	%*(6)	1.93	%(7)
Ratio of total expenses to average net assets	3.39%		3.52	%*	2.99	%*	2.09	%*	2.74%
Ratio of net investment income (loss) to average net assets††	(2.50)%		(1.44	)%*	(1.26	)%*	(1.45	)%*	(1.74)%
Portfolio turnover rate†††	206%		409%		492%		900%		608%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized unless otherwise indicated.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2015, 0.02% of which was waived. Broker fees and charges on short sales totaled 0.86% of average net assets for the year ended September 30, 2015, 0.28% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.20% for the Institutional Class Shares.

(4)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.36% for the Institutional Class Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.79% for the Institutional Class Shares.

(6)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.06% for the Institutional Class Shares.

(7)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.44% for the Institutional Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

35

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Medical Sciences Long/Short Fund – Investor Class Shares

	2015		2014		2013		2012		2011(1)
Net asset value, beginning of period	$13.23		$11.48		$10.16		$10.34		$10.00
Net investment income (loss)(2)	(0.39)		(0.21)		(0.16)		(0.18)		(0.13)
Realized and unrealized gains (losses) on investments	1.82		2.32		1.48		—		0.47
Total from investment operations	1.43		2.11		1.32		(0.18)		0.34
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	(0.79)		(0.36)		—		—		—
Total dividends and distributions	(0.79)		(0.36)		—		—		—
Net asset value, end of period	$13.87		$13.23		$11.48		$10.16		$10.34
Total return	12.30%		18.83%		12.99%		(1.74)%		3.40	%†††
Net assets end of period (000)	$90,976		$5,974		$3,062		$9,606		$12,777
Ratio of net expenses to average net assets†	3.15	%*(3)	2.18	%*(4)	2.23	%*(5)	2.12	%*(6)	2.14	%(7)
Ratio of total expenses to average net assets	3.64	%*	3.77	%*	3.24	%*	2.34	%*	2.89%
Ratio of net investment income (loss) to average net assets†	(2.75	)%*	(1.69	)%*	(1.51	)%*	(1.70	)%*	(1.93)%
Portfolio turnover rate††	206%		409%		492%		900%		608%

*  Does not include acquired fund fees or expenses.

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

†††  Total return is for the period indicated and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized unless otherwise indicated.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2015, 0.02% of which was waived. Broker fees and charges on short sales totaled 0.86% of average net assets for the year ended September 30, 2015, 0.28% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.45% for the Investor Class Shares.

(4)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.61% for the Investor Class Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.04% for the Investor Class Shares.

(6)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.31% for the Investor Class Shares.

(7)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.65% for the Investor Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

36

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Titan Long/Short Fund – Institutional Class Shares

	2015		2014		2013		2012		2011
Net asset value, beginning of period	$11.95		$11.43		$10.89		$11.45		$10.82
Net investment income (loss)(1)	(0.18)		(0.14)		(0.07)		(0.13)		(0.16)
Realized and unrealized gains (losses) on investments	0.23	(2)	0.66		0.61		0.04		0.79
Total from investment operations	0.05		0.52		0.54		(0.09)		0.63
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	(2.63)		—		—		(0.47)		—
Total dividends and distributions	(2.63)		—		—		(0.47)		—
Net asset value, end of period	$9.37		$11.95		$11.43		$10.89		$11.45
Total return	2.13%		4.55%		4.96%		(0.77)%		5.82%
Net assets end of period (000)	$34,179		$120,032		$481,845		$832,857		$448,554
Ratio of net expenses to average net assets†	2.56	%*(3)	1.93	%*(4)	1.93	%*(5)	1.89	%*(6)	1.93	%(7)
Ratio of total expenses to average net assets	3.37	%*	2.82	%*	2.75%		2.34	%*	2.48%
Ratio of net investment income (loss) to average net assets†	(1.83	)%*	(1.18	)%*	(0.64	)%*	(1.15	)%*	(1.34)%
Portfolio turnover rate††	510%		443%		580%		996%		1,153%

*  Does not include acquired fund fees or expenses.

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sales and purchases of fund shares in relation to fluctuating market values during the period.

(3)  Dividend expense totaled 0.46% of average net assets for the year ended September 30, 2015, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.68% of average net assets for the year ended September 30, 2015, 0.35% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.05% for the Institutional Class Shares.

(4)  Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.77% for the Institutional Class Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.83% for the Institutional Class Shares.

(6)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.42% for the Institutional Class Shares.

(7)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.40% for the Institutional Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

37

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Titan Long/Short Fund – Investor Class Shares

	2015		2014		2013		2012		2011
Net asset value, beginning of period	$11.78		$11.30		$10.80		$11.38		$10.78
Net investment income (loss)(1)	(0.20)		(0.17)		(0.09)		(0.16)		(0.19)
Realized and unrealized gains (losses) on investments	0.22	(2)	0.65		0.59		0.05		0.79
Total from investment operations	0.02		0.48		0.50		(0.11)		0.60
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	(2.63)		—		—		(0.47)		—
Total dividends and distributions	(2.63)		—		—		(0.47)		—
Net asset value, end of period	$9.17		$11.78		$11.30		$10.80		$11.38
Total return	1.86%		4.25%		4.63%		(0.95)%		5.57%
Net assets end of period (000)	$25,651		$15,630		$44,139		$126,533		$161,401
Ratio of net expenses to average net assets†	2.81	%*(3)	2.18	%*(4)	2.18	%*(5)	2.14	%*(6)	2.18	%(7)
Ratio of total expenses to average net assets	3.62	%*	3.07	%*	3.00	%*	2.59	%*	2.70%
Ratio of net investment income (loss) to average net assets†	(2.08	)%*	(1.42	)%*	(0.89	)%*	(1.40	)%*	(1.61)%
Portfolio turnover rate††	510%		443%		580%		996%		1,153%

*  Does not include acquired fund fees or expenses.

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sales and purchases of fund shares in relation to fluctuating market values during the period.

(3)  Dividend expense totaled 0.46% of average net assets for the year ended September 30, 2015, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.68% of average net assets for the year ended September 30, 2015, 0.35% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.30% for the Investor Class Shares.

(4)  Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.01% for the Investor Class Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.08% for the Investor Class Shares.

(6)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.67% for the Investor Class Shares.

(7)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 2.65% for the Investor Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

38

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner SMID Cap Growth Opportunities Fund – Institutional Class Shares

	2015	2014	2013	2012	2011
Net asset value, beginning of period	$54.75	$65.25	$57.68	$45.83	$42.51
Net investment income (loss)(1)	(0.12)	(0.46)	(0.12)	(0.34)	(0.40)
Realized and unrealized gains (losses) on investments	2.75	0.32	16.10	12.19	3.72
Total from investment operations	2.63	(0.14)	15.98	11.85	3.32
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	(26.11)	(10.36)	(8.41)	—	—
Total dividends and distributions	(26.11)	(10.36)	(8.41)	—	—
Net asset value, end of period	$31.27	$54.75	$65.25	$57.68	$45.83
Total return	7.28%	(0.76)%	32.98%	25.86%	7.81%
Net assets end of period (000)	$15,808	$25,912	$72,442	$69,391	$67,035
Ratio of net expenses to average net assets†	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of total expenses to average net assets	1.58%	1.42%	1.31%	1.30%	1.27%
Ratio of net investment income (loss) to average net assets†	(0.33)%	(0.76)%	(0.21)%	(0.62)%	(0.77)%
Portfolio turnover rate††	227%	78%	62%	75%	74%

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

39

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner SMID Cap Growth Opportunities Fund – Investor Class Shares

	2015	2014	2013	2012	2011
Net asset value, beginning of period	$53.75	$64.38	$57.16	$45.52	$42.32
Net investment income (loss)(1)	(0.21)	(0.59)	(0.25)	(0.47)	(0.52)
Realized and unrealized gains (losses) on investments	2.68	0.32	15.88	12.11	3.72
Total from investment operations	2.47	(0.27)	15.63	11.64	3.20
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	(26.11)	(10.36)	(8.41)	—	—
Total dividends and distributions	(26.11)	(10.36)	(8.41)	—	—
Net asset value, end of period	$30.11	$53.75	$64.38	$57.16	$45.52
Total return	7.01%	(1.00)%	32.63%	25.57%	7.56%
Net assets end of period (000)	$71,694	$116,860	$180,291	$168,990	$159,127
Ratio of net expenses to average net assets†	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of total expenses to average net assets	1.83%	1.67%	1.56%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets†	(0.59)%	(1.01)%	(0.46)%	(0.87)%	(1.01)%
Portfolio turnover rate††	227%	78%	62%	75%	74%

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

40

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Midcap Growth Fund – Institutional Class Shares

	2015		2014		2013	2012	2011
Net asset value, beginning of period	$38.57		$43.43		$35.39	$30.42	$29.90
Net investment income (loss)(1)	(0.10)		(0.08)		(0.09)	(0.05)	(0.06)
Realized and unrealized gains (losses) on investments	(0.82)		4.58		8.68	5.02	0.58
Total from investment operations	(0.92)		4.50		8.59	4.97	0.52
Dividends from net investment income	—		—		—	—	—
Distributions from capital gains	(16.16)		(9.36)		(0.55)	—	—
Total dividends and distributions	(16.16)		(9.36)		(0.55)	—	—
Net asset value, end of period	$21.49		$38.57		$43.43	$35.39	$30.42
Total return	(4.63)%		12.25%		24.69%	16.34%	1.74%
Net assets end of period (000)	$35,704		$46,253		$205,679	$236,147	$245,480
Ratio of net expenses to average net assets†	0.93%		0.93%		0.93%	0.93%	0.93%
Ratio of total expenses to average net assets	1.33%		1.17%		1.08%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets†	(0.39)%		(0.21)%		(0.24)%	(0.14)%	(0.18)%
Portfolio turnover rate††	119	%(2)	89	%(3)	84%	121%	104%

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Large Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 133%.

(3)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

41

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Midcap Growth Fund – Investor Class Shares

	2015		2014		2013	2012	2011
Net asset value, beginning of period	$37.79		$42.85		$35.03	$30.16	$29.73
Net investment income (loss)(1)	(0.16)		(0.17)		(0.18)	(0.13)	(0.13)
Realized and unrealized gains (losses) on investments	(0.76)		4.47		8.55	5.00	0.56
Total from investment operations	(0.92)		4.30		8.37	4.87	0.43
Dividends from net investment income	—		—		—	—	—
Distributions from capital gains	(16.16)		(9.36)		(0.55)	—	—
Total dividends and distributions	(16.16)		(9.36)		(0.55)	—	—
Net asset value, end of period	$20.71		$37.79		$42.85	$35.03	$30.16
Total return	(4.81)%		11.88%		24.31%	16.15%	1.45%
Net assets end of period (000)	$133,541		$187,974		$257,240	$404,427	$471,286
Ratio of net expenses to average net assets†	1.18%		1.18%		1.18%	1.18%	1.18%
Ratio of total expenses to average net assets	1.58%		1.42%		1.33%	1.29%	1.28%
Ratio of net investment income (loss) to average net assets†	(0.64)%		(0.44)%		(0.49)%	(0.39)%	(0.38)%
Portfolio turnover rate††	119	%(2)	89	%(3)	84%	121%	104%

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Large Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 133%.

(3)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

42

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Midcap Growth Fund – Retirement Class Shares

	2015		2014		2013	2012	2011
Net asset value, beginning of period	$35.75		$41.07		$33.65	$29.05	$28.71
Net investment income (loss)(1)	(0.21)		(0.25)		(0.25)	(0.20)	(0.22)
Realized and unrealized gains (losses) on investments	(0.69)		4.29		8.22	4.80	0.56
Total from investment operations	(0.90)		4.04		7.97	4.60	0.34
Dividends from net investment income	—		—		—	—	—
Distributions from capital gains	(16.16)		(9.36)		(0.55)	—	—
Total dividends and distributions	(16.16)		(9.36)		(0.55)	—	—
Net asset value, end of period	$18.69		$35.75		$41.07	$33.65	$29.05
Total return	(5.11)%		11.74%		24.11%	15.83%	1.18%
Net assets end of period (000)	$2,742		$4,674		$4,235	$4,811	$3,972
Ratio of net expenses to average net assets†	1.43%		1.43%		1.43%	1.43%	1.43%
Ratio of total expenses to average net assets	1.83%		1.67%		1.58%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets†	(0.89)%		(0.68)%		(0.74)%	(0.64)%	(0.63)%
Portfolio turnover rate††	119	%(2)	89	%(3)	84%	121%	104%

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Large Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 133%.

(3)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

43

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Small Cap Growth Fund – Investor Class Shares

	2015	2014	2013	2012	2011
Net asset value, beginning of period	$37.23	$44.76	$35.96	$27.83	$28.97
Net investment income (loss)(1)	(0.17)	(0.33)	(0.16)	(0.23)	(0.26)
Realized and unrealized gains (losses) on investments	1.25	0.76	11.47	8.36	(0.88)
Total from investment operations	1.08	0.43	11.31	8.13	(1.14)
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	(20.25)	(7.96)	(2.51)	—	—
Total dividends and distributions	(20.25)	(7.96)	(2.51)	—	—
Net asset value, end of period	$18.06	$37.23	$44.76	$35.96	$27.83
Total return	6.55%	0.99%	33.79%	29.21%	(3.94)%
Net assets end of period (000)	$70,842	$130,085	$233,039	$250,099	$229,919
Ratio of net expenses to average net assets†	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of total expenses to average net assets	1.83%	1.66%	1.56%	1.53%	1.53%
Ratio of net investment income (loss) to average net assets†	(0.77)%	(0.83)%	(0.43)%	(0.68)%	(0.76)%
Portfolio turnover rate††	280%	127%	82%	100%	119%

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

44

Turner Funds

Investment Adviser

Turner Investments, L.P.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2016 includes information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semiannual Reports

These reports contain information about each Fund's holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance. These reports also contain detailed financial information about the Funds.

To obtain an SAI, Annual or Semiannual Report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone: Call 1-800-224-6312

By Mail:  Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

From the SEC: You can also obtain the SAI or the Annual and Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website (www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds' Investment Company Act registration number is 811-07527.

TUR-F-16-09

Prospectus

January 31, 2016

Long/Short Equity Funds

Turner Medical Sciences Long/Short Fund

•  Class C Shares (TMSCX)

Turner Titan Long/Short Fund (formerly, Turner Spectrum Fund and subsequently Turner Titan II Fund)

•  Class C Shares (TSCCX)

Investment Adviser:

Turner Investments, L.P.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

1	Summary Section
1	Turner Medical Sciences Long/Short Fund
4	Turner Titan Long/Short Fund
8	Additional Information about Fund Strategies and Risks
12	Investments and Portfolio Management
14	Purchasing, Selling and Exchanging Shares of the Turner Funds
17	Other Policies
19	Dividends, Distributions and Taxes
21	Financial Highlights
To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

PROSPECTUS

SUMMARY SECTION

Turner Medical Sciences Long/Short Fund

Investment Objective

The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	1.89%
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	4.40%
Fee Waivers and Expense Reimbursements	(0.19)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	4.21%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Class C Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 2.90%, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Medical Sciences Long/Short Fund — Class C Shares	$523	$1,315	$2,218	$4,523

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Turner Medical Sciences Long/Short Fund — Class C Shares	$423	$1,315	$2,218	$4,523

1

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

2

PROSPECTUS

SUMMARY SECTION

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Class C Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
24.57 03/31/15%	(7.00 (12/31/14))%

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2015 to those of the S&P 500 Health Care Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	3 Year	Since Inception (02/07/11)
Turner Medical Sciences Long/Short Fund
Before taxes on distributions	16.01%	13.82%	7.80%
After taxes on distributions	15.49%	12.37%	6.96%
After taxes on distributions and sale of shares	9.49%	10.32%	5.84%
S&P 500 Health Care Index[1]	6.89%	23.75%	20.15%
Barclays Capital U.S. Aggregate Bond Index[2]	0.55%	1.44%	3.49%
Lipper Long/Short Equity Funds Classification[3]	(1.69)%	5.58%	3.99%

1  The S&P 500 Health Care Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Medical Sciences Long/Short Fund.

Portfolio Managers

Michael S. Tung, MD, Senior Portfolio Manager/Global Equity Analyst, and John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Medical Sciences Long/Short Fund. Mr. Tung joined Turner in 2013. Mr. Fraunces joined Turner in 2015.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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SUMMARY SECTION

Turner Titan Long/Short Fund*

Investment Objective

The Turner Titan Long/Short Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	1.87%
Shareholder Servicing Fees	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	4.39%
Fee Waivers and Expense Reimbursements	(0.32)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	4.07%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Class C Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 2.90% through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Titan Long/Short Fund — Class C Shares	$509	$1,300	$2,203	$4,508

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Turner Titan Long/Short Fund — Class C Shares	$409	$1,300	$2,203	$4,508

*  Formerly, Turner Spectrum Fund and subsequently Turner Titan II Fund

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SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 510% of the average value of its portfolio.

Principal Strategy

The Turner Titan Long/Short Fund invests primarily in equity securities of companies with large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets. However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

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PROSPECTUS

SUMMARY SECTION

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.

Best Quarter	Worst Quarter
6.35 (3/31/15)%	(4.54 (12/31/14))%

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2015 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Year	Since Inception (07/14/09)
Turner Titan Long/Short Fund
Before taxes on distributions	6.19%	1.35%	3.18%
After taxes on distributions	4.59%	(0.45)%	1.74%
After taxes on distributions and sale of shares	4.80%	0.86%	2.34%
S&P 500 Index[1]	1.38%	12.57%	15.83%
Barclays Capital U.S. Aggregate Bond Index[2]	0.55%	3.25%	4.01%
Lipper Long/Short Equity Funds Classification[3]	(1.69)%	4.20%	6.59%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Titan Long/Short Fund.

Portfolio Managers

Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst and Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Titan Long/Short Fund. Mr. Baggini joined Turner in 2010. Mr. Swickard joined Turner in 2007.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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PROSPECTUS

SUMMARY SECTION

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the "Trust" or "Turner Funds") is a mutual fund family that offers different classes of shares in separate investment portfolios. This Prospectus gives you important information about Class C Shares of the Turner Medical Sciences Long/Short and Turner Titan Long/Short Funds that you should know before investing. Shareholders may also purchase shares in the Turner Medical Sciences Long/Short Fund and Turner Titan Long/Short Fund through three separate classes, Class C, Institutional Class and Investor Class. Institutional Class Shares and Investor Class Shares are described in a separate prospectus.

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Fund Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, exchange-traded funds ("ETFs") and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity

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ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER TITAN LONG/SHORT FUND

Fund Strategy

The Turner Titan Long/Short Fund invests primarily in equity securities of companies with large capitalization ranges across major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products, real estate investment trusts and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When

9

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The Fund may also make paired trades, matching a long position with a short position in two stocks of the same sector in an effort to reduce the market and sector impact on performance. The Fund will not hold a security both long and short at the same time.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and

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PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

(4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of an underlying security.

The Fund is subject to the risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

The Fund may invest in real estate investment trusts ("REITs"), which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests. A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs including: 1) REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants; 2) mortgage REITs may be affected by the quality of the credit extended and are subject to prepayment risk; and 3) REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. Furthermore, REITs are dependent on specialized management skills. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

11

PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information ("SAI").

The investments and strategies described throughout this Prospectus are those that the Funds use under normal conditions. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (the "Board") (including, among other things, into money market funds). All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of each Fund's portfolio holdings, current as of month-end, will be available on the Turner Funds' website at www.turnerinvestments.com within 15 business days after the end of each calendar month. This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Investment Adviser

Turner Investments, L.P., located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, an SEC-registered adviser, serves as the investment adviser to the Funds. As the Funds' investment adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner and the Funds' Chief Compliance Officer also ensure compliance with the Funds' investment policies and guidelines.

As of December 31, 2015, Turner and its subsidiaries had approximately $538 million in assets under management.

For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) at an annualized rate for the fiscal year ended September 30, 2015, based on the average daily net assets of each Fund, of:

Turner Medical Sciences Long/Short Fund	1.01%
Turner Titan Long/Short Fund	0.68%

Pursuant to an investment advisory agreement with the Trust, the Adviser is entitled to an advisory fee at the annual rate, based on the average daily net assets of each of the Medical Sciences Long/Short Fund and Titan Long/Short Fund, of 1.50%. The Adviser has contractually agreed to waive fees and reimburse the Medical Sciences Long/Short Fund and Titan Long/Short Fund's expenses to keep "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of their Class C Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 2.90%, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017.

A discussion regarding the basis for the Board's approval of the investment advisory contract for the Funds is available in the Funds' semiannual report for the period ended March 31, 2015.

Administrator

Turner Investments, L.P. also serves as Administrator to the Funds, for which it receives an annual administration fee of 0.15% of Turner Funds' aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion. Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi"), Citi provides sub-administrative services to the Funds.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a "manager of managers" approach in providing investment advisory services to the Turner Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds. It may employ such an approach when one of several

12

PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Turner Funds' sub-advisers reaches "capacity" on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner Fund needs to add capacity. Therefore, even where Turner does implement the "manager of managers" approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

The Medical Sciences Long/Short Fund is managed by a team co-led by Michael S. Tung, MD, and John P. Fraunces, Jr. The Titan Long/Short Fund is managed by a team co-led by Christopher E. Baggini, CFA, and Scott C. Swickard, CFA.

Michael S. Tung, MD, Senior Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Medical Sciences Long/Short Fund. Mr. Tung joined Turner in 2013 and has 13 years of investment experience. Prior to joining Turner, Mr. Tung was employed with Expo Capital Management as a senior analyst from 2010 to 2012, and Delaware Investments as a portfolio manager from 2006 to 2010.

Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst is the co-lead portfolio manager of the Titan Long/Short Fund. Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. He has 30 years of investment experience.

Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Titan Long/Short Fund. Mr. Swickard joined Turner in 2007. He has nine years of investment experience.

John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Medical Sciences Long/Short Fund.

Mr. Fraunces joined Turner in 2015 and has 16 years of investment experience and an additional five years within the healthcare industry. Prior to joining Turner, Mr. Fraunces was a portfolio manager of the Synaptic Medical Fund, L.P. from 2009 to 2015, and previously a portfolio manager at Solaris and a senior equity analyst at Gardner Lewis.

Each lead portfolio manager and co-lead portfolio manager is supported by a team of investment professionals.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

13

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. The Funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your order and transmit it to the Funds' Transfer Agent. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

■  How To Buy Shares

Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Funds, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf.

■  Minimum Initial Investments

•  In general, each Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

We reserve the right to waive the minimum initial investment requirement.

■  Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement. We may waive this minimum for persons investing in the Funds through a "wrap" or managed account program, or through an employer-sponsored retirement plan. Investors purchasing shares of a Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund. Investors should consult their program sponsor concerning such additional expenses.

■  Minimum Account Size

•  In general, you must maintain a minimum account balance of $1,000 for Class C Shares. If your account drops below $1,000 for Class C Shares due to redemptions, you may be required to sell your shares.

•  You will receive at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

■  Systematic Investing

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

■  Commission on Class C Shares

The Adviser, at its own expense, may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

■  Choosing Institutional Class, Investor Class, Retirement Class and Class C Shares

•  Institutional Class, Investor Class, Retirement Class and Class C Shares have different expenses and other characteristics. Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares. Class C Shares have higher expenses than Institutional Class and Investor Class Shares. The performance of each of these share classes will differ due to differences in expenses.

•  Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers' accounts.

•  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

•  Retirement Class Shares are for certain institutional investors investing for their own or their customers' accounts, which may include 401(k) and other retirement plans.

•  Class C Shares are for investments made through certain financial institutions or intermediaries.

■  When Can You Purchase, Sell or Exchange Shares?

•  You may purchase, sell or exchange shares on any day that the New York Stock Exchange ("NYSE") is open for business. We define this as a "Business Day."

•  You may purchase, sell or exchange shares on any Business Day between 9:00 A.M. and 4:00 P.M.

•  In order to receive the current Business Day's net asset value (NAV) all trades must be received by DST Systems, Inc., the Funds' transfer

14

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

agent (the "Transfer Agent"), or a designated financial intermediary by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

■  How Fund Prices Are Calculated

•  The price per share (also referred to as the offering price) will be the NAV determined after the Funds' Transfer Agent or a designated financial intermediary receives your purchase order in Good Order (as defined below).

•  The Funds' NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days on which the NYSE is closed for trading.

•  In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices for a security are unavailable or the Funds believe that they are unreliable, the Funds' Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security. A significant event may cause the market price for a security held by a Fund to become unavailable or unreliable. Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments. While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Funds to price their investments may be different from those used by other mutual funds to price the same investments.

■  Limitations on Purchases, Sales and Exchanges

•  The Funds' Transfer Agent will only accept purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, the Funds and their Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures. Purchases may be made only in U.S. dollars drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted. The Funds may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason. The Funds will inform shareholders of a rejected purchase order generally within three business days of the Funds' receipt of the order. Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•  The Funds will normally send your sale proceeds to you within three Business Days after the Transfer Agent receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•  As described more fully in the SAI, the Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•  Excessive, short-term trading in Fund shares and other abusive trading practices ("abusive trading") may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs. The Board has adopted policies in order to discourage abusive trading in the Funds. The policies, which apply to all accounts investing in the Funds, prohibit the Funds' service providers from knowingly: (i) opening accounts for the purpose of market timing the Funds; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of market timing. The policies also require the Funds' Adviser to maintain policies and procedures designed to detect and deter abusive trading. While these policies and procedures seek to discourage abusive trading in the Funds, neither the Funds nor the Adviser can guarantee that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

•  The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of engaging in abusive trading or whose trading activity, in the Funds' judgment, has been or may be disruptive to the Funds. In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

•  Shareholders are currently permitted to make up to 4 "roundtrip" transactions between Turner Funds in any calendar year. A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund. If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Funds determine, in their sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases. We may change or cancel our exchange policy at any time upon 60 days notice.

•  The Funds may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading. The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

15

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

HOW TO SELL SHARES

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

■  Contingent Deferred Sales Charges

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed.

■  CDSC Waivers

There are certain cases in which you may be exempt from a CDSC charged to Class C Shares. Among others, these include:

•  Upon the death or disability of an account owner;

•  Retirement plans and certain other accounts held through a financial intermediary that have entered into an agreement with Foreside Fund Services, LLC to waive CDSCs for such accounts;

•  Retirement plan shareholders taking required minimum distributions;

•  The redemption of Class C Shares acquired through reinvestment of Fund dividends or distributions;

•  The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class C Shares during the period during which the CDSC applies; or

•  If a Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

■  Systematic Withdrawal Plan

You may arrange for periodic redemptions of Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with the Distributor. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

HOW TO EXCHANGE SHARES

Exchanges, like purchases and redemptions, may generally be effected only through retirement plans, broker-dealers, and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

•  Generally, Class C Shares of the Funds may be exchanged for Class C Shares of any other Turner Fund.

•  Class C Shares received through an exchange of Class C Shares of another Fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class C Shares will continue to be measured on the shares received by exchange from the date of your original purchase.

•  When you exchange shares, you are selling your shares and buying other Fund shares, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Funds' Transfer Agent or a designated financial intermediary receives your exchange request.

16

PROSPECTUS

OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

"Other Expenses" listed in the fee tables on the first page of each Fund's Summary Section ("Table") include dividends and interest on securities that a Fund sells short ("short sale dividends and interest"). Short sale dividends and interest are treated as an expense, and increase each Fund's total expense ratio. The "Shareholder Servicing Fee" listed in the Table is included as a part of each Fund's "Other Expenses" and is included in the Table for information purposes only. Finally, the "Acquired Fund Fees and Expenses" listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which each Fund invests.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions). Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact Turner Funds' Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Funds shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Funds are unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Funds' Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Funds reserve the right to close your account at the then-current day's NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the redemption. In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds' financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Funds to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels. Turner and the Funds may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of a Fund will be notified before it is closed to new investors.

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PROSPECTUS

OTHER POLICIES

If a Fund is closed to new investors, existing shareholders of that Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or any of the Funds, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Funds have adopted Shareholder Services Plans (the "Service Plans") that allow Class C Shares of the Funds to pay service fees to the Distributor and other service providers (together, the "Service Providers"). Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, a Fund may pay shareholder service fees, directly and/or through the Distributor, to Service Providers at an annual rate not to exceed 0.25% of its Class C Shares' average daily net assets. Currently, Class C Shares of all Funds pay 0.25% in shareholder servicing fees. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC, a registered broker-dealer, serves as Distributor of the Funds. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

The Funds have adopted a Distribution Plan for Class C Shares (the "12b-1 Plan" and, together with the Service Plan, the "Plans") that allows Class C Shares of the Funds to pay distribution fees to the Distributor and other Service Providers. Under the 12b-1 Plan, if a Service Provider provides distribution services, a Fund may pay distribution fees pursuant to Rule 12b-1 of the Investment Company Act of 1940 to the Distributor at an annual rate not to exceed 0.75% of the Fund's Class C Shares' average daily net assets. Currently, Class C Shares of all Funds pay the Distributor 0.75% in distribution fees. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments for Distribution, Shareholder Servicing and Other Sales Support Activities

The Adviser is entitled to retain all fees related to the Plans (together, "Plan Fees") for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary Plan

Fees prior to the 13th month following the purchase of Class C Shares. Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser and are not financed by investors or the Fund.

Turner and/or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). Turner and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

Prime Broker

Goldman, Sachs & Co. ("Goldman") serves as Prime Broker of the Titan Long/Short Fund. Goldman and J.P. Morgan Clearing Corp. ("JPMorgan") serve as Prime Brokers of the Medical Sciences Long/Short Fund. Goldman and JPMorgan have no responsibility for the preparation or accuracy of this Prospectus.

18

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income annually as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by a Fund from U.S. and certain "qualified" foreign corporations ("qualifying dividends") will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The high anticipated portfolio turnover rate of the Funds makes it likely that a significant portion of Fund distributions will not qualify for this favorable treatment.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales and Exchanges

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of one Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares of a Fund acquired after January 1, 2012 and disposed of after that date, cost basis will generally be reported to you and the Internal Revenue Service ("IRS"). Cost basis will be calculated using the Fund's default method of average cost or, for shares held through a broker, your broker's default method, unless you instruct the Fund or your broker, as the case may be, to use a different calculation method. You should carefully

19

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

review the cost basis information provided to you and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS — accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the IRS for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Turner Funds will be required in certain cases to withhold and remit to the IRS 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and dividends attributable to the Fund's interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any exemption, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, or a foreign individual investor is a permanent United States resident or meets the "substantial presence" test based on the actual number of days present in the United States, then the foreign investor's income from a Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investment in a Fund. This short summary is not intended as a substitute for careful tax planning.

More information is contained in the SAI.

20

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of the Funds. This information is intended to help you understand the Funds' financial performance for the period of the Funds' operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the fiscal year ended September 30, 2015 has been audited by Tait, Weller & Baker LLP, whose report, along with each Fund's financial statements, is included in the Funds' 2015 annual report. Information for the fiscal years ended September 30, 2014, 2013, 2012 and 2011 was audited by the Funds' former independent registered public accountants. You can obtain the Turner Funds' annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

Turner Medical Sciences Long/Short Fund – Class C Shares

	2015		2014		2013		2012		2011(1)
Net asset value, beginning of period	$12.87		$11.26		$10.04		$10.30		$10.00
Net investment income (loss)(2)	(0.47)		(0.29)		(0.23)		(0.25)		(0.18)
Realized and unrealized gains (losses) on investments	1.75		2.26		1.45		(0.01)		0.48
Total from investment operations	1.28		1.97		1.22		(0.26)		0.30
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	(0.79)		(0.36)		—		—		—
Total dividends and distributions	(0.79)		(0.36)		—		—		—
Net asset value, end of period	$13.36		$12.87		$11.26		$10.04		$10.30
Total return	11.43%		17.93%		12.15%		(2.52)%		3.00	%†
Net assets end of period (000)	$5,466		$2,925		$1,374		$2,889		$2,165
Ratio of net expenses to average net assets††	3.90	%*(3)	2.93	%*(4)	2.98	%*(5)	2.87	%*(6)	2.93	%(7)
Ratio of total expenses to average net assets	4.39	%*	4.52	%*	3.99	%*	3.09	%*	3.63%
Ratio of net investment income (loss) to average net assets††	(3.50	)%*	(2.44	)%*	(2.26	)%*	(2.45	)%*	(2.71)%
Portfolio turnover rate†††	206%		409%		492%		900%		608%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized unless otherwise indicated.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2015, 0.02% of which was waived. Broker fees and charges on short sales totaled 0.86% of average net assets for the year ended September 30, 2015, 0.28% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 4.20% for the Class C Shares.

(4)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 4.36% for the Class C Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.79% for the Class C Shares.

(6)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.06% for the Class C Shares.

(7)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.44% for the Class C Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

21

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Titan Long/Short Fund – Class C Shares

	2015		2014		2013		2012		2011
Net asset value, beginning of period	$11.36		$10.98		$10.57		$11.23		$10.72
Net investment income (loss)(1)	(0.26)		(0.25)		(0.17)		(0.24)		(0.27)
Realized and unrealized gains (losses) on investments	0.21	(2)	0.63		0.58		0.05		0.78
Total from investment operations	(0.05)		0.38		0.41		(0.19)		0.51
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	(2.63)		—		—		(0.47)		—
Total dividends and distributions	(2.63)		—		—		(0.47)		—
Net asset value, end of period	$8.68		$11.36		$10.98		$10.57		$11.23
Total return	1.17%		3.46%		3.88%		(1.71)%		4.76%
Net assets end of period (000)	$1,554		$2,916		$5,572		$10,391		$12,478
Ratio of net expenses to average net assets†	3.56	%*(3)	2.93	%*(4)	2.93	%*(5)	2.89	%*(6)	2.93	%(7)
Ratio of total expenses to average net assets	4.37	%*	3.82	%*	3.75	%*	3.34	%*	3.39%
Ratio of net investment income (loss) to average net assets†	(2.83	)%*	(2.18	)%*	(1.64	)%*	(2.15	)%*	(2.33)%
Portfolio turnover rate††	510%		443%		580%		996%		1,153%

*  Does not include acquired fund fees or expenses.

†  Inclusive of fees paid indirectly, waivers and/or reimbursements.

††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sale and purchases of fund shares in relation to fluctuating market values during the period.

(3)  Dividend expense totaled 0.46% of average net assets for the year ended September 30, 2015, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.68% of average net assets for the year ended September 30, 2015, 0.35% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 4.05% for the Class C Shares.

(4)  Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.77% for the Class C Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.83% for the Class C Shares.

(6)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.42% for the Class C Shares.

(7)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratio of net expenses to average net assets would have been 3.40% for the Class C Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

22

Turner Funds

Investment Adviser

Turner Investments, L.P.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2016 includes information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semiannual Reports

These reports contain information about each Fund's holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance. These reports also contain detailed financial information about the Funds.

To obtain an SAI, Annual or Semiannual Report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone: Call 1-800-224-6312

By Mail:  Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

From the SEC: You can also obtain the SAI or the Annual and Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website (www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds' Investment Company Act registration number is 811-07527.

TUR-F-30-09

TURNER FUNDS

Turner Medical Sciences Long/Short Fund

•                  Institutional Class (TMSEX)

•                  Investor Class (TMSFX)

Turner Titan Long/Short Fund (formerly, Turner Spectrum Fund and subsequently Turner Titan II Fund)

•                  Institutional Class (TSPEX)

•                  Investor Class (TSPCX)

Turner SMID Cap Growth Opportunities Fund (formerly, Turner Emerging Growth Fund) • Institutional Class (TMCOX) • Investor Class (TMCGX)	Turner Midcap Growth Fund • Institutional Class (TMGEX) • Investor Class (TMGFX) • Retirement Class (TMIIX) Turner Small Cap Growth Fund • Investor Class (TSCEX)

January 31, 2016

Investment Adviser:

TURNER INVESTMENTS, L.P.

This Statement of Additional Information is not a prospectus and relates only to the Turner Medical Sciences Long/Short Fund, Turner Titan Long/Short Fund, Turner SMID Cap Growth Opportunities Fund, Turner Midcap Growth Fund and Turner Small Cap Growth Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Funds’ Prospectus dated January 31, 2016.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Financial Statements and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference into this Statement of Additional Information from the Annual Report of the Turner Funds.  The Annual Report may be obtained by calling the toll-free number above.  No other parts of the Annual Report are incorporated herein by reference.

THE TRUST	1

INVESTMENT OBJECTIVES	1

INVESTMENT POLICIES	2

GENERAL INVESTMENT POLICIES	4

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	4

DISCLOSURE OF PORTFOLIO HOLDINGS	28

INVESTMENT LIMITATIONS	29

THE ADVISER	32

THE ADMINISTRATOR	38

SHAREHOLDER SERVICES	38

DISTRIBUTION	39

TRUSTEES AND OFFICERS OF THE TRUST	43

COMPUTATION OF YIELD AND TOTAL RETURN	49

PURCHASE AND REDEMPTION OF SHARES	50

DETERMINATION OF NET ASSET VALUE	51

TAXES	52

PORTFOLIO TRANSACTIONS	54

VOTING	56

DESCRIPTION OF SHARES	56

SHAREHOLDER LIABILITY	56

LIMITATION OF TRUSTEES’ LIABILITY	57

CODE OF ETHICS	57

PROXY VOTING	57

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	58

CUSTODIAN	63

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	64

LEGAL COUNSEL	64

FINANCIAL STATEMENTS	64

APPENDIX A DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Titan Long/Short Fund (“Titan Long/Short Fund,” formerly Turner Spectrum Fund and subsequently Turner Titan II Fund), Turner SMID Cap Growth Opportunities Fund (“SMID Cap Growth Opportunities Fund,” formerly Turner Emerging Growth Fund), Turner Midcap Growth Fund (“Midcap Growth Fund”) and Turner Small Cap Growth Fund (“Small Cap Growth Fund”) (each a “Fund” and together the “Funds”).

Each Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in the SMID Cap Growth Opportunities Fund through two separate classes, Institutional Class and Investor Class.  Shareholders may purchase shares in the Midcap Growth Fund through three separate classes, Institutional Class, Investor Class and Retirement Class.  Shareholders may purchase shares in the Medical Sciences Long/Short Fund and Titan Long/Short Fund through three separate classes, Institutional Class, Investor Class and Class C.  The Small Cap Growth Fund currently offers only Investor Class Shares.  Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund are described in a separate prospectus and statement of additional information.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.

Turner Investments, L.P. (“Turner” or the “Adviser”) serves as the investment adviser for each Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVES

Turner Medical Sciences Long/Short Fund:  The Medical Sciences Long/Short Fund seeks capital appreciation.

Turner Titan Long/Short Fund:  The Titan Long/Short Fund seeks long-term capital appreciation.

Turner SMID Cap Growth Opportunities Fund:  The SMID Cap Growth Opportunities Fund seeks capital appreciation.

Turner Midcap Growth Fund:  The Midcap Growth Fund seeks capital appreciation.

Turner Small Cap Growth Fund:  The Small Cap Growth Fund seeks capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Medical Sciences Long/Short Fund: The Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.

Turner Titan Long/Short Fund: The Titan Long/Short Fund invests primarily in equity securities of companies with large capitalization ranges across major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

Turner SMID Cap Growth Opportunities Fund:  The SMID Cap Growth Opportunities Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small and mid market capitalizations that Turner believes to have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Small cap and mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2500 Growth Index.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund seeks to purchase securities that are well diversified across economic sectors.  The Fund may invest in warrants and rights to purchase common stocks.  The Fund may also invest in foreign securities, including ADRs.

The SMID Cap Growth Opportunities Fund invests in small and mid-size publicly-traded companies.  In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches  Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company’s underlying business potential.

The SMID Cap Growth Opportunities Fund’s share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks.  To manage risk and improve liquidity, Turner expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

Turner Midcap Growth Fund:  The Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have medium market capitalizations that Turner believes to have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (the “Midcap Growth Index”).  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Midcap Growth Index (or such other appropriate index selected by Turner).  Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks.  The Fund may also invest in foreign securities, including ADRs.

Turner Small Cap Growth Fund:  The Small Cap Growth Fund invests primarily (and at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with small market capitalizations that Turner believes to have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the 2000 Growth Index.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the 2000 Growth Index (or such other appropriate index selected by Turner).  The Fund may invest in warrants and rights to purchase common stocks.  The Fund may also invest in foreign securities, including ADRs.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may hold and invest up to 15% of its net assets in illiquid securities.

Each Fund, except the Midcap Growth Fund, may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, each Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Funds may also invest in sponsored or unsponsored European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  The Funds, other than the Medical Sciences Long/Short Fund and Titan Long/Short Fund (“Long/Short Funds”) will voluntarily impose a restriction halting further purchases on behalf of a Fund whenever it receives a redemption of more than 5% of the Fund’s assets.  The restriction lasts until the trades to satisfy the redemption request have been settled, and is imposed in order to limit borrowing or leverage by a Fund.  This restriction does not apply to the Long/Short Funds, which borrow and use leverage regularly in connection with short sale activity.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.  In the event that a Fund’s asset coverage shall fall below 300% of any amounts borrowed, the Fund will, within three business days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission (the “SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the Fund’s borrowings shall be at least 300%.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

The Midcap Growth Fund will not invest in convertible securities.

Corporate Events

The Funds may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Cyber Security Risk

The Trust and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Trust to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Trust or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Trust. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Trust’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Trust to regulatory fines or financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investment in such companies to lose value.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity-Linked Notes

An equity-linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity-linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity-linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity-linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity-linked notes will be considered equity securities for purposes of the Fund’s investment objective and policies. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of securities. Such securities may exhibit price behavior that does not correlate with other fixed-income or equity securities.

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Funds may invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Funds may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Funds due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Funds. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Funds are subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Funds.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, a Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before a Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-Related Securities

The Long/Short Funds may invest in a variety of industries within the general health care sector.  Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete.  Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Congress may from time to time propose legislative action that will impact the health care-related companies. The proposals may span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), incentives for competition in the provision of health care services, promotion of pre-paid health care plans and additional tax incentives and penalties aimed at the health care-related companies. The government could also reduce funding for health care-related research. The Long/Short Funds cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

Hedging Transactions

Subject to applicable law, the Long/Short Funds may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of each Long/Short Fund’s portfolio positions as a result of changes in currency exchange rates and market interest rates.  Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus seeking to moderate the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Long/Short Funds to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of the Long/Short Funds’ hedging transactions will be subject to the Adviser’s ability to correctly predict movements in the direction of currency and interest rates. Therefore, while the Long/Short Funds may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for a Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Long/Short Funds from achieving the intended hedge and expose the Long/Short Funds to risk of loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted equity securities, particularly in emerging markets, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds advised by Turner.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

Each Fund may invest in shares of other investment companies, including ETFs, to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Funds are subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Funds may engage in leveraging. Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets borrowed.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the SEC staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Funds’ Custodian imposes a practical limit on the leverage these transactions create.  The Funds, other than the Long/Short Funds, will voluntarily impose a restriction halting further purchases on behalf of a Fund whenever it receives a redemption of more than 5% of the Fund’s assets.  The restriction lasts until the trades to satisfy the redemption request have been settled, and is imposed in order to limit borrowing or leverage by a Fund.  This restriction does not apply to the Long/Short Funds, which borrow and use leverage regularly in connection with short sale activity.

Lower Rated Securities

The Funds may invest in lower rated bonds commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high-yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High-Yield, High-Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations:  High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets attributable to such bonds.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code (the “Code”) even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the Funds’ Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Funds will not invest more than 15% of their total assets in repurchase agreements.

Reverse Dollar Roll Transactions

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Funds will not invest more than 15% of their total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Funds’ policy that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

Short Sales

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until a Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

The use of short sales is a primary investment technique of the Long/Short Funds.  The other Funds’ short sales will include short sales of ETFs for the purpose of hedging.  The Funds anticipate that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act, and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Structured Derivatives

The Long/Short Funds may seek to use customized derivative instruments sold by brokers and other financial institutions. “Structured” derivatives may permit the Adviser to create asymmetric performance profiles for certain of each Long/Short Fund’s investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.  Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence.  Telecommunications companies are particularly subject to political and currency risks.  Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase.  As a result, dividend income, if any, is likely to be incidental.

Trading in Commodity Interests, Options and Swap Agreements

The Long/Short Funds may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Long/Short Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by a Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-

regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board of Trustees has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers receiving portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Interactive Data Corporation, ISS/MSCI, Bloomberg L.P., MSCI Barra, Turner Investments, L.P., Citi Fund Services Ohio, Inc., J.P. Morgan Clearing Corp., Morgan Stanley & Co. LLC, Drinker Biddle & Reath LLP and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investments, L.P., Citi Fund Services Ohio, Inc., Citibank, N.A, and Drinker Biddle & Reath LLP are subject to confidentiality provisions.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s sub-administrator has been delegated the authority to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

No Fund may:

1.                                      With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.                                      Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Medical Sciences Long/Short Fund.  The Medical Sciences Long/Short Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the same medical sciences sector.  To that extent, the Medical Sciences Long/Short Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector in greater proportion than funds that are more diversified.  A description of the sector in which the Medical Sciences Long/Short Fund concentrates its investments can be found in the “Investment Policies” section beginning on page 1.

3.                                      Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4.                                      Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.                                      Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.                                      Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.                                      Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.                                      Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of each Fund, is a fundamental policy of a Fund and, except as otherwise stated in the Prospectus or this SAI, all other policies may be changed by the Board of Trustees without the approval of shareholders.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.                                      Invest in companies for the purpose of exercising control.

2.                                      Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.                                      Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.  If securities that were liquid at the time of purchase subsequently become illiquid and result in the Fund holding illiquid securities in excess of 15% of its net assets, the Fund will no longer purchase additional illiquid securities and may reduce its holdings of illiquid securities in an orderly manner, but it is not required to dispose of illiquid holdings immediately if it is not in the interest of the Fund.

4.                                      Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund, other than the Long/Short Funds, will invest no more than 5% of its net assets in each of the following: short sales (other than short sales of exchange-traded funds), unregistered securities, futures contracts and options.  With respect to short sales of exchange-traded funds, the Funds, other than the Long/Short Funds, will not sell short an exchange-traded fund if, as a result of such short sale: (1) the Fund has sold short more than 3% of the total outstanding voting stock of the exchange-traded fund; (2) securities sold short with respect to any one exchange-traded fund represent an amount equal to more than 5% of the Fund’s total assets; or (3) securities sold short with respect to all ETFs represent an amount equal to more than 10% of the total assets of the Fund.

The Long/Short Funds will invest no more than 5% of its net assets in each of the following: unregistered securities and futures contracts.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of December 31, 2015, Turner and its subsidiaries had assets under management of approximately $538 million Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Funds under an investment advisory agreement (the “Advisory Agreement”).  Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of a Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to each Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser without penalty on 90 days written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of each Fund’s average daily net assets) of:

Medical Sciences Long/Short Fund	1.50%
Titan Long/Short Fund	1.50%
SMID Cap Growth Opportunities Fund	1.00%
Midcap Growth Fund	0.75%
Small Cap Growth Fund	1.00%

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds paid the following advisory fees and waived/ reimbursed the following expenses.

	Advisory Fees Paid (after waivers)			Advisory Fees Waived and Expenses Reimbursed
	2013	2014	2015	2013	2014	2015
Medical Sciences Long/Short Fund	$142,447	$0	$713,088	$292,196	$586,399	$346,023
Titan Long/Short Fund	$5,438,252	$1,879,954	$442,584	$6,574,225	$2,768,991	$529,904
SMID Cap Growth Opportunities Fund	$1,929,259	$1,687,447	$618,978	$366,042	$631,080	$460,547
Midcap Growth Fund	$3,003,309	$1,838,206	$758,935	$737,742	$864,056	$874,201
Small Cap Growth Fund	$1,607,868	$1,169,148	$327,548	$690,888	$810,599	$443,438

Board Considerations in Approving the Advisory Agreement.  Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year.  In preparation for the meeting, the Board requests and reviews a wide variety of information from Turner.  The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.  A discussion regarding the basis for the Board’s approval of the investment advisory contract for the Funds is available in the Funds’ semiannual report for the period ended March 31, 2015.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of September 30, 2015 (unless otherwise indicated):

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael S. Tung (Co-Lead Manager)	0 Accounts	0 Accounts	0 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
	$0	$0	$0

John P. Fraunces. Jr. (Co-Lead Manager)	0 Accounts $0	0 Accounts $0	1 Account $1 million	0 Accounts	$0	0 Accounts	$0	1 Account	$1 million

Turner Titan Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher E. Baggini	1 Account	0 Accounts	2 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$172 million	$0	$1 million

Scott C. Swickard	0 Accounts	0 Accounts	0 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$0 million	$0	$0

Turner SMID Cap Growth Opportunities Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard H. Gould	1 Account	0 Accounts	0 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$71 million	$0	$0

Jason D. Schrotberger	1 Account	0 Accounts	1 Account	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$71 million	$0	$12 million

Turner Midcap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher K. McHugh	0 Accounts	0 Accounts	3 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$0 million	$0	$19 million

Christopher E. Baggini	1 Account	0 Accounts	2 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$62 million	$0	$1 million

Turner Small Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jason D. Schrotberger	1 Account	0 Accounts	1 Account	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$88 million	$0	$12 million

Richard H. Gould	1 Account	0 Accounts	0 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$88 million	$0	$0

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the investment performance of the investment professional’s portfolio(s) and of the sector and industry specialization securities assigned to them, scored relative to appropriate market benchmarks over one, three, five year and since inception time periods, as applicable. A portion of bonus compensation is also linked to certain long-short portfolio risk metrics as well as a subjective assessment by Turner’s Chief Investment Officer (“CIO”) based on peer feedback. In addition, each employee is eligible for equity ownership and equity owners of Turner share firm annual profits. All Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives that enable Turner to attract and retain high qualified employees, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The CIO is responsible for setting base salaries, bonus targets, and making all subjective judgments relating to Turner investment professionals’ compensation.  The CIO is also responsible for identifying investment professionals to be considered for equity ownership in the firm on at least an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of September 30, 2015, unless otherwise indicated.  Please note that the table provides a dollar value of each portfolio manager’s holdings in each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, over $1,000,000).

Name of Fund	Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
SMID Cap Growth Opportunities Fund	Richard H. Gould Jason D. Schrotberger	None None

Midcap Growth Fund	Christopher K. McHugh Christopher E. Baggini	$100,001-$500,000 $10,001-$50,000

Small Cap Growth Fund	Jason D. Schrotberger Richard H. Gould	$100,001-$500,000 None

Medical Sciences Long/Short Fund	Michael S. Tung John P. Fraunces, Jr.	$100,001-$500,000 $1-$10,000

Titan Long/Short Fund	Christopher E. Baggini Scott C. Swickard	$100,001-$500,000 None

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi” or the “Sub-Administrator”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds paid the administrative fees listed under the 2013, 2014 and 2015 heading, respectively, to its Administrator and Sub-Administrator.

	Administrator Fees Paid
	2013	2014	2015
Medical Sciences Long/Short Fund	$42,850	$54,669	$105,351
Titan Long/Short Fund	$1,189,685	$462,461	$96,630
SMID Cap Growth Opportunities Fund	$342,543	$344,850	$160,916
Midcap Growth Fund	$741,363	$536,096	$324,584
Small Cap Growth Fund	$342,615	$294,163	$114,940

SHAREHOLDER SERVICES

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that allow Investor Class Shares and Retirement Class Shares of the Funds to pay service fees to service providers.  Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor (as defined below) and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, Investor Class Shares of all of the Funds and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust dated October 1, 2010, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements.

These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates. The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days prior written notice by either party, without penalty; or (ii) upon its assignment.

The Funds have adopted a Distribution Plan for Retirement Class Shares (the “Distribution Plan”) under which firms, including the Distributor, that provide distribution services may receive compensation.  Under the Distribution Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.  The Distributor may retain any difference between the fee it receives and the amount it pays such third parties.  Such amounts will be used by the Distributor to pay or reimburse other persons, including the Adviser or its affiliates, for any distribution activity which may include sales and marketing expenses and will not be retained by the Distributor as compensation.

In addition, the Funds may enter into such arrangements directly.  Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund’s average daily net assets attributable to Retirement Class Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% in distribution fees.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

For the fiscal year ended September 30, 2015, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2015
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Medical Sciences Long/Short Fund —Investor Class Shares	—	$91,746
Titan Long/Short Fund —Investor Class Shares	—	$25,052
SMID Cap Growth Opportunities Fund —Investor Class Shares	—	$223,436

Midcap Growth Fund —Investor Class Shares	—	$430,746
Midcap Growth Fund —Retirement Class Shares	$9,659	$9,659
Small Cap Growth Fund —Investor Class Shares	—	$192,746

For the fiscal year ended September 30, 2014, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2014
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Medical Sciences Long/Short Fund —Investor Class Shares	$0	$31,027
Titan Long/Short Fund —Investor Class Shares	$0	$76,051
SMID Cap Growth Opportunities Fund —Investor Class Shares	$0	$410,392
Midcap Growth Fund —Investor Class Shares	$0	$576,537
Midcap Growth Fund —Retirement Class Shares	$11,598	$11,598
Small Cap Growth Fund —Investor Class Shares	$0	$494,935

For the fiscal year ended September 30, 2013, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2013
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Medical Sciences Long/Short Fund —Investor Class Shares	$0	$10,695
Titan Long/Short Fund —Investor Class Shares	$0	$221,982
SMID Cap Growth Opportunities Fund —Investor Class Shares	$0	$416,210
Midcap Growth Fund —Investor Class Shares	$0	$743,366
Midcap Growth Fund —Retirement Class Shares	$10,525	$10,525
Small Cap Growth Fund —Investor Class Shares	$0	$546,664

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including registering employees of the Adviser who are involved in marketing the Funds.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

The Distributor is entitled to retain some or all of the Distribution Plan fees for distribution-related expenses in certain circumstances. Such amounts will be used by the Distributor to pay or reimburse other persons, including the Adviser or its affiliates, for any distribution activity which may include sales and marketing expenses and will not be retained by the Distributor as compensation.  Payments of Distribution Plan fees and shareholder servicing fees are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner and/or its affiliates may make Additional Payments for sub-accounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by Turner and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Robert E. Turner (58)	Trustee and President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	5	None

* Mr. Turner is deemed to be an “Interested Trustee” by virtue of his relationship with Turner and previously served as a Trustee of the Trust from 1996-2010.

Non-Interested Trustees

Alfred C. Salvato (57)	Chairman of the Board (since 2004); Trustee (since 1996)	Senior Vice President of Finance and Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	5	None

Janet F. Sansone (70)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	5	None

John T. Wholihan (78)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	5	None

Executive Officers

Robert E. Turner (58)	President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015),	N/A	N/A

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Turner.

Joel B. Engle (50)	Controller and Chief Financial Officer (since 2015)	Senior Vice President (since 2007), Citi Fund Services.	N/A	N/A

Brian F. McNally (57)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	N/A

Christopher Holmes (45)	Vice President and Assistant Secretary (since 2015)

Manager, Fund Administration and Compliance (since 2013), Senior Associate, Fund Administration and Compliance (2012), Associate, Fund Administration and Compliance (2005-2011), Operations Coordinator (2002-2005), Turner.

			N/A	N/A

(1)                                       Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Compliance Officer.

(2)                                       Each officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12 year term of office ending on the December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12 year term by vote of a majority of the Trustees, including a majority of the “non-interested” trustees.  Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday.  All other Trustees serve until his or her respective successor has been duly elected and qualified.

The Board believes that each Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Funds and other funds in the

Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Robert E. Turner.   Mr. Turner has been a Trustee since 2015.  He is the co-founder, Chairman, Chief Investment Officer and Chief Executive Officer of the Adviser.  Mr. Turner previously served as a Trustee of the Trust from 1996-2010 and has over 34 years of finance experience.

Alfred C. Salvato.   Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 31 years of experience in the investment management field.

Janet F. Sansone.   Ms. Sansone has been a Trustee since 1996.  She has close to 36 years of human resources management, general management, and consulting experience.

John T. Wholihan.   Mr. Wholihan has been a Trustee since 1996.  He has over 53 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board.  The Funds have engaged the Adviser to manage the Funds on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year and currently meets telephonically for regularly scheduled meetings each month that there is not a quarterly in-person meeting.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss matters between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the

Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out each Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2015, the Audit Committee met four times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which a Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and did not meet in the most recently completed fiscal year.

•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  The Nominating Committee meets periodically as necessary.  During the fiscal year ended September 30, 2015, the Nominating Committee met once.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Robert E. Turner(1)

Over $100,000 (Turner Medical Sciences Long/Short Fund)
Over $100,000 (Turner Titan Long/Short Fund)
Over $100,000 (Turner SMid Cap Fund)
Over $100,000 (Turner Midcap Growth Fund)

Over $100,000 (Turner Small Cap Fund)

Over $100,000

Independent Trustees
Alfred C. Salvato	$10,001-$50,000 (Turner Midcap Growth Fund) $10,001-$50,000 (Turner Titan Long/Short Fund)	$10,001-$50,000
Janet F. Sansone	$50,001-$100,000 (Turner Titan Long/Short Fund)	$50,001-$100,000
John T. Wholihan	$1-$10,000 (Turner Small Cap Growth Fund) $10,001-$50,000 (Turner Medical Sciences Long/Short Fund)	$10,001-$50,000

(1)                                 Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Adviser or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Adviser or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective February 27, 2015, the independent Trustees receive an annual retainer of $40,000 ($52,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,200 ($5,600 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $800. In addition, independent Trustees receive $4,800 ($7,200 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $1,600 and the Board Chairman will receive $4,000 for such meeting), $3,200 ($5,600 for the Audit Committee Chairman) for each audit committee meeting, $400 per fair value meeting and $1,500 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2015, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2015	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2015
Interested Trustee
Robert E. Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$151,850	—	—	$151,850
Janet F. Sansone(2)	$101,550	—	—	$101,550
John T. Wholihan(2)	$101,550	—	—	$101,550

Officer
Brian F. McNally(3)	$175,000	—	—	$175,000

(1)               Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Member of the Audit Committee and Nominating Committee.

(3)               Chief Compliance Officer.

As of December 31, 2015, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of each class of each Fund, other than Institutional Class of Turner Titan Long/Short Fund (approximately 22.3%), Institutional Class of Turner Medical Sciences Long/Short Fund (approximately 18.2%), Investor Class of Turner SMID Cap Growth Opportunities Fund (approximately 2.5%), Investor Class of Turner Small Cap Growth Fund (approximately 2.7%) and Investor Class of Turner Midcap Growth Fund (approximately 2.5%).

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which each Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of each Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds’ net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter

(absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information.  Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  Moreover, each Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards.  For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.  For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by a Fund in the taxable year beginning October 1, 2011 and in subsequent taxable years will be permitted to be carried forward indefinitely.

As of September 30, 2015, the Midcap Growth Fund had capital loss carry-forwards totaling approximately $2,897,000 which expire September 30, 2017.  This amount is available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations, including certain annual limitations imposed under sections 382 and 383 of the Code applicable to the extent any such capital loss carry-forwards are attributable to predecessor funds, the assets of which were acquired by the Midcap Growth Fund in fund reorganizations.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Funds.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

Turner may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, a Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Fund.  The distribution of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds’ portfolio turnover rates were as follows.

	Portfolio Turnover Rate*
	2013	2014	2015
Medical Sciences Long/Short Fund	492%	409%	206%
Titan Long/Short Fund	580%	443%	510%
SMID Cap Growth Opportunities Fund	62%	78%	227%
Midcap Growth Fund	84%	89%	119%
Small Cap Growth Fund	82%	127%	280%

*              Excludes effect of in-kind transfers and mergers, as applicable.

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 2013, 2014 and 2015 were as follows.

	Total Dollar Amount of Brokerage Commissions Paid
	2013	2014	2015
Medical Sciences Long/Short Fund	$192,804	$477,067	$872,153
Titan Long/Short Fund	$9,557,646	$3,179,209	$801,228
SMID Cap Growth Opportunities Fund	$330,693	$507,940	$666,255
Midcap Growth Fund	$709,983	$499,581	$299,001
Small Cap Growth Fund	$449,438	$543,863	$416,048

The amount of brokerage commissions paid by the Funds may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

The total amount of securities of broker/dealers held by each Fund for the fiscal year ended September 30, 2015 was as follows.

Fund	Name of Broker/Dealer	Total Amount of Securities Held by Fund (000)	Type of Security
Medical Sciences Long/Short Fund	None	—	—
Titan Long/Short Fund	Bank of New York Mellon	$1,284	Equity
SMID Cap Growth Opportunities Fund	None	—	—
Midcap Growth Fund	None	—	—
Small Cap Growth Fund	None	—	—

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund.  Voting rights are not cumulative.  Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Investor Class and Retirement Class Shares.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the

Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2015, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX is also available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund.  The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Medical Sciences Long/Short Fund – Investor Class Shares	National Financial Services Corp For the Exclusive Benefit of our Customers 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010	54.52%

	Charles Schwab & Co. Inc. Attn: Mutual Funds/ Team S 101 Montgomery Street San Francisco, CA 94104-4151	29.18%

	TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	11.55%

Turner Medical Sciences Long/Short Fund – Institutional Class Shares	Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	31.43%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	31.39%

	Merrill Lynch Pierce Fenner & Smith, Inc. For the sole benefit of its customers Attn: Service Team 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246-6484	17.29%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Medical Sciences Long/Short Fund – Class C Shares	UBS WN USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	21.43%

Turner Titan Long/Short Fund – Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	40.94%

	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	22.95%

	TD Ameritrade, Inc. For the exclusive benefit of our clients P.O. Box 2226 Omaha, NE 68103-2226	19.71%

Turner Titan Long/Short Fund – Institutional Class Shares	First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	19.37%

	Merrill Lynch Pierce Fenner & Smith, Inc. For the sole benefit of its customers Attn: Service Team 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246-6484	15.81%

	LPL Financial A/C 1000-0005 9785 Town Center Drive San Diego, CA 92121-1968	10.15%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	7.55%

	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	7.36%

	Robert Turner, Jr. Tr U/A 12/22/1994 Robert E. Turner Jr. Trust c/o Turner Investments, L.P. 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	6.39%

	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	5.98%

	Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv XXXX P.O. Box 1533 Minneapolis, MN 55480-1533	5.91%

Turner Titan Long/Short Fund – Class C Shares	UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	41.58%

Turner SMID Cap Growth Opportunities Fund – Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	38.89%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	26.02%

	Merrill Lynch Pierce Fenner & Smith, Inc. For the sole benefit of its customers Attn: Service Team 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246-6484	6.73%

Turner SMID Cap Growth Opportunities Fund – Institutional Class Shares	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	75.76%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Special Custody A/C FBO Customers 101 Montgomery Street San Francisco, CA 94104-4151	12.96%

	The Vanguard Fiduciary Trust Co. P.O. Box 2600 VM 613 Attn: Outside Funds Valley Forge, PA 19482-2600	5.32%

Turner Midcap Growth Fund – Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	37.21%

	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	17.84%

	TD Ameritrade, Inc. For the exclusive benefit of our clients P.O. Box 2226 Omaha, NE 68103-2226	5.30%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Midcap Growth Fund – Institutional Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	23.08%

	Matrix Trust Company As TTEE FBO U A Local #375 & #376 SPP P.O. Box 52129 Phoenix, AZ 85072-2129	18.92%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	13.35%

	Attn: Mutual Fund Admin c/o Union Bank ID 797 SEI Private Trust Co. FBO 6734305070 One Freedom Valley Drive Oaks, PA 19456-9989	8.04%

	UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	7.25%

	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	5.12%

Turner Midcap Growth Fund – Retirement Class Shares	Mercer Trust Co TR FBO Plumbers & Steamfitters Local 21 Annuity Fund Attn: OC Plan Admin M S C-4-D 1 Investors Way Norwood, MA 02062-1599	74.40%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	TD Ameritrade Trust Company House P.O. Box 17748 Denver, CO 80217-0748	7.42%

	Attn NPIO Trade Desk DCGT as TTEE and/or Cust FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	5.56%

Turner Small Cap Growth Fund – Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	40.26%

	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	11.88%

	The Vanguard Fiduciary Trust Co. P.O. Box 2600 VM 613 Attn: Outside Funds Valley Forge, PA 19482-2600	9.42%

Any persons or organizations listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of shareowners of the Fund.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective May 15, 2015, Tait, Weller & Baker LLP, whose offices are located at 1818 Market Street, Philadelphia, PA, 19103, served as the Trust’s independent registered public accounting firm for the fiscal year ended September 30, 2015.  For the fiscal years ended September 30, 2014, 2013, 2012, and 2011, the Trust’s financial statements were audited by the Trust’s former independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust’s Financial Statements for the fiscal year ended September 30, 2015, including Tait, Weller & Baker LLP’s Report of Independent Registered Public Accounting Firm are included in the Trust’s most recent Annual Report to Shareholders and are incorporated into this SAI by reference. No other parts of the Annual Report are incorporated herein by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-224-6312 or by writing to Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805.  You may also obtain the Annual or Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

A-1

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

A-2

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

A-3

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and

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protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” — An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different

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capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

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“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

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“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•                                          Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

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•                                          Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG”

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scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including

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supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are, and must be construed solely as, statements of forward-looking opinions as to the creditworthiness of an issuer, which are based on the quantitative and qualitative analyses done by DBRS in accordance with applicable methodologies, models and criteria (“Methodologies”).  Credit ratings are not statements of fact. DBRS credit ratings exclusively address credit risk and not any other types of risk.  Although there are numerous non-credit risks that can impact the performance of ratings, these are not captured in credit ratings. Non-credit risks include (among others) market risk, market liquidity risk, covenant risk and non-cumulative risk.

The data and information received on which DBRS bases its opinions is not audited or verified by DBRS. Ratings may be upgraded, downgraded, placed “under review” with the appropriate Implications designation, confirmed and discontinued.  Certain ratings are also assigned trends that may change over time.

DBRS uses rating symbols as a concise method of expressing its opinion to the market.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investments, L.P. (“Turner”), acts as a fiduciary in relation to its clients and the assets entrusted by them to its management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct

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its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

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Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investments, L.P.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

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Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised:                           June 15, 2009

(TUR-SAI-30-09)

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TURNER FUNDS

Turner Medical Sciences Long/Short Fund

•                  Class C Shares (TMSCX)

Turner Titan Long/Short Fund (formerly, Turner Spectrum Fund and subsequently Turner Titan II Fund)

•                  Class C Shares (TSCCX)

January 31, 2016

Investment Adviser:

TURNER INVESTMENTS, L.P.

This Statement of Additional Information is not a prospectus and relates only to the Class C Shares of the Turner Medical Sciences Long/Short Fund and Turner Titan Long/Short Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Funds’ Prospectus dated January 31, 2016.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Financial Statements and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference into this Statement of Additional Information from the Annual Report of the Turner Funds.  The Annual Report may be obtained by calling the toll-free number above.  No other parts of the Annual Report are incorporated herein by reference.

THE TRUST	1

INVESTMENT OBJECTIVES	1

INVESTMENT POLICIES	1

GENERAL INVESTMENT POLICIES	2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	3

DISCLOSURE OF PORTFOLIO HOLDINGS	25

INVESTMENT LIMITATIONS	26

THE ADVISER	28

THE ADMINISTRATOR	33

SHAREHOLDER SERVICES	33

DISTRIBUTION	34

TRUSTEES AND OFFICERS OF THE TRUST	37

COMPUTATION OF YIELD AND TOTAL RETURN	44

PURCHASE AND REDEMPTION OF SHARES	44

DETERMINATION OF NET ASSET VALUE	46

TAXES	47

PORTFOLIO TRANSACTIONS	48

VOTING	50

DESCRIPTION OF SHARES	51

SHAREHOLDER LIABILITY	51

LIMITATION OF TRUSTEES’ LIABILITY	51

CODE OF ETHICS	51

PROXY VOTING	52

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	52

CUSTODIAN	55

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55

LEGAL COUNSEL	55

FINANCIAL STATEMENTS	55

APPENDIX A DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B PROXY VOTING POLICIES AND PROCEDURES	B-1

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THE TRUST

This Statement of Additional Information (“SAI”) relates to the Class C Shares of the Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”) and Turner Titan Long/Short Fund (“Titan Long/Short Fund,” formerly Turner Spectrum Fund and subsequently Turner Titan II Fund) (each a “Fund” and, together the “Funds”).

Each Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in each Fund through three separate classes, Class C, Institutional Class and Investor Class.  Institutional Class Shares and Investor Class Shares are described in a separate prospectus and statement of additional information.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.  The Trust also offers 3 other mutual funds, which are described in separate prospectuses and statements of additional information.

Turner Investments, L.P. (“Turner” or the “Adviser”) serves as the investment adviser for each Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVES

Turner Medical Sciences Long/Short Fund:  The Medical Sciences Long/Short Fund seeks capital appreciation.

Turner Titan Long/Short Fund:  The Titan Long/Short Fund seeks long-term capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Medical Sciences Long/Short Fund: The Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to

1

shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.

Turner Titan Long/Short Fund: The Titan Long/Short Fund invests primarily in equity securities of companies with large capitalization ranges across major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may hold and invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper

2

rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, each Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Funds may also invest in sponsored or unsponsored, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

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Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.  In the event that a Fund’s asset coverage shall fall below 300% of any amounts borrowed, the Fund will, within three business days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission (the “SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the Fund’s borrowings shall be at least 300%.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Corporate Events

The Funds may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Cyber Security Risk

The Trust and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Trust to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Trust or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Trust. For

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instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Trust’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Trust to regulatory fines or financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investment in such companies to lose value.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

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Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Funds may invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

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Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Funds may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and

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“cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Funds due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Funds. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Funds are subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Funds.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, a Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as

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the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before a Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-Related Securities

The Funds may invest in a variety of industries within the general health care sector.  Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Congress may from time to time propose legislative action that will impact the health care-related companies. The proposals may span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), incentives for competition in the provision of health care services, promotion of pre-paid health care plans and additional tax incentives and penalties aimed at the health care-related companies. The government could also reduce funding for health care-related research. The Funds cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

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Hedging Transactions

Subject to applicable law, the Funds may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of each Fund’s portfolio positions as a result of changes in currency exchange rates and market interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus seeking to moderate the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for a Fund to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of a Fund’s hedging transactions will be subject to the Adviser’s ability to correctly predict movements in the direction of currency and interest rates. Therefore, while a Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge and expose the Fund to risk of loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted equity securities, particularly in emerging markets, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively,

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‘‘special situations’’) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds advised by Turner.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

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ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Funds are subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Funds may engage in leveraging.  Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets borrowed.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the SEC staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Funds’ Custodian imposes a practical limit on the leverage these transactions create.

Lower Rated Securities

The Funds may invest in lower rated bonds commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high-yield

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securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High-Yield, High-Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

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Payment Expectations:  High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets attributable to such bonds.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code (the “Code”) even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA

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certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial

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purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of

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puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

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REITS

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (“1940 Act”).

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the Funds’ Custodian or its agent must take possession of the

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underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Funds will not invest more than 15% of their total assets in repurchase agreements.

Reverse Dollar Roll Transactions

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Funds will not invest more than 15% of their total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured

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by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Funds’ policy that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

Short Sales

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker)

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until a Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

The use of short sales is a primary investment technique of each Fund.  The Funds anticipate that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act, and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

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Structured Derivatives

The Funds may seek to use customized derivative instruments sold by brokers and other financial institutions. “Structured” derivatives may permit the Adviser to create asymmetric performance profiles for certain of a Fund’s investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.  Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence.  Telecommunications companies are particularly subject to political and currency risks.  Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase.  As a result, dividend income, if any, is likely to be incidental.

Trading in Commodity Interests, Options and Swap Agreements

The Funds may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

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There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by a Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not

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carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers receiving portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Interactive Data Corporation, ISS/MSCI, Bloomberg L.P., MSCI Barra, Turner Investments, L.P., Citi Fund Services Ohio, Inc., J.P. Morgan Clearing Corp., Morgan Stanley & Co. LLC, Drinker Biddle & Reath LLP and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investments, L.P., Citi Fund Services Ohio, Inc., Citibank, N.A, and Drinker Biddle & Reath LLP are subject to confidentiality provisions.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s sub-administrator has been delegated the authority to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This

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requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

No Fund may:

1.                                      With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.                                      Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.  This limitation does not apply to the Medical Sciences Long/Short Fund.  The Medical Sciences Long/Short Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the same medical sciences sector.  To that extent, the Medical Sciences Long/Short Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector in greater proportion than funds that are more diversified.  A description of the sector in which the Medical Sciences Long/Short Fund concentrates its investments can be found in the “Investment Policies” section beginning on page 1.

3.                                      Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has

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borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4.                                      Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.                                      Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.                                      Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.                                      Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.                                      Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of each Fund, is a fundamental policy of a Fund and, except as otherwise stated in the Prospectus or this SAI, all other policies may be changed by the Board of Trustees without the approval of shareholders.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.                                      Invest in companies for the purpose of exercising control.

2.                                      Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

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3.                                      Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.  If securities that were liquid at the time of purchase subsequently become illiquid and result in the Fund holding illiquid securities in excess of 15% of its net assets, the Fund will no longer purchase additional illiquid securities and may reduce its holdings of illiquid securities in an orderly manner, but it is not required to dispose of illiquid holdings immediately if it is not in the interest of the Fund.

4.                                      Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in each of the following: unregistered securities and futures contracts.  Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of December 31, 2015, Turner and its subsidiaries had assets under management of approximately $538 million Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Funds under an investment advisory agreement (the “Advisory Agreement”).  Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for

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offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of a Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to each Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser without penalty on 90 days written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of each Fund’s average daily net assets) of:

Turner Medical Sciences Long/Short Fund	1.50%
Turner Titan Long/Short Fund	1.50%

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds paid the following advisory fees and waived/reimbursed the following expenses.

	Advisory Fees Paid (after waivers)			Advisory Fees Waived and Expenses Reimbursed
	2013	2014	2015	2013	2014	2015
Medical Sciences Long/Short Fund	$142,447	$0	$713,088	$292,196	$586,399	$346,023
Titan Long/Short Fund	$5,438,252	$1,879,954	$442,584	$6,574,225	$2,768,991	$529,904

Board Considerations in Approving the Advisory Agreement.  Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year.  In preparation for the meeting, the Board requests and reviews a wide variety of information from Turner.  The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.  A discussion regarding the basis for the Board’s approval of the investment advisory contract for the Funds is available in the Funds’ semiannual report for the period ended March 31, 2015.

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Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of September 30, 2015 (unless otherwise indicated):

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Michael S. Tung	0 Accounts	0 Accounts	0 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$0	$0	$0

John P. Fraunces. Jr.	0 Accounts	0 Accounts	1 Account	0 Accounts	$0	0 Accounts	$0	1 Account	$1 million
(Co-Lead Manager)	$0	$0	$1 million

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Turner Titan Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Christopher E. Baggini	1 Account	0 Accounts	2 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$172 million	$0	$1 million

Scott C. Swickard	0 Accounts	0 Accounts	0 Accounts	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0
(Co-Lead Manager)	$0 million	$0	$0

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Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the investment performance of the investment professional’s portfolio(s) and of the sector and industry specialization securities assigned to them, scored relative to appropriate market benchmarks over one, three, five year and since inception time periods, as applicable. A portion of bonus compensation is also linked to certain long-short portfolio risk metrics as well as a subjective assessment by Turner’s Chief Investment Officer (“CIO”) based on peer feedback. In addition, each employee is eligible for equity ownership and equity owners of Turner share firm annual profits. All Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives that enable Turner to attract and retain high qualified employees, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The CIO is responsible for setting base salaries, bonus targets, and making all subjective judgments relating to Turner investment professionals’ compensation.  The CIO is also responsible for identifying investment professionals to be considered for equity ownership in the firm on at least an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of September 30, 2015, unless otherwise indicated.  Please note that the table provides a dollar value of each portfolio manager’s holdings in each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, over $1,000,000).

Name of Fund	Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager

Medical Sciences Long/Short Fund	Michael S. Tung John P. Fraunces, Jr.	$100,001-$500,000 $1 -$10,000
Titan Long/Short Fund	Christopher E. Baggini Scott C. Swickard	$100,001-$500,000 None

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THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi” or the “Sub-Administrator”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds paid the administrative fees listed under the 2013, 2014 and 2015 heading, respectively, to its Administrator and Sub-Administrator.

	Administrator Fees Paid
	2013	2014	2015
Medical Sciences Long/Short Fund	$42,850	$54,669	$105,351
Titan Long/Short Fund	$1,189,685	$462,461	$96,630

SHAREHOLDER SERVICES

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that allow Class C Shares of the Funds to pay service fees to the Distributor (defined below) and other service providers (together, “Service Providers”).  Under the Shareholder Services Plans, Service Providers are entitled to receive aggregate fees, directly from the Fund and/or through the Distributor, for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder

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reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, Class C Shares of all of the Funds pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust dated October 1, 2010, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements.

These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days prior written notice by either party, without penalty; or (ii) upon its assignment.

The Funds have adopted a Distribution Plan for Class C Shares (the “Distribution Plan” and, together with the Shareholder Services Plan, the “Plans”) under which firms, including the Distributor, that provide distribution services may receive compensation.  Under the Distribution Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.  The

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Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity.

In addition, the Funds may enter into such arrangements directly.  Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund’s average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and mutual fund supermarkets as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  As of the date of this Prospectus, Class C Shares of all of the Funds pay the Distributor 0.75% in distribution fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

The Distributor may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased.  Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser and are not financed by investors or the Fund.  Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

For the fiscal year ended September 30, 2015, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2015
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Medical Sciences Long/Short Fund —Class C Shares	$27,883	$9,294
Titan Long/Short Fund —Class C Shares	$15,329	$5,110

For the fiscal year ended September 30, 2014, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2014
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Medical Sciences Long/Short Fund —Class C Shares	$17,708	$5,903
Titan Long/Short Fund —Class C Shares	$30,935	$10,312

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For the fiscal year ended September 30, 2013, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2013
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Medical Sciences Long/Short Fund —Class C Shares	$12,448	$4,149
Titan Long/Short Fund —Class C Shares	$54,277	$18,093

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including registering employees of the Adviser who are involved in marketing the Funds.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

The Distributor or Adviser is entitled to retain all fees related to the Plans (together, “Plan Fees”) for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares.  Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser and are not financed by investors or the Fund.  Payments of Plan Fees are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing

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services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by Turner and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Robert E. Turner (58)	Trustee and President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	5	None

* Mr. Turner is deemed to be an “Interested Trustee” by virtue of his relationship with Turner and previously served as a Trustee of the Trust from 1996-2010.

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Non-Interested Trustees

Alfred C. Salvato (57)	Chairman of the Board (since 2004); Trustee (since 1996)	Senior Vice President of Finance and Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	5	None
Janet F. Sansone (70)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	5	None
John T. Wholihan (78)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	5	None

Executive Officers

Robert E. Turner (58)	President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	N/A	N/A

Joel B. Engle (50)	Controller and Chief Financial Officer (since 2015)	Senior Vice President (since 2007), Citi Fund Services.	N/A	N/A

Brian F. McNally (57)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	N/A
Christopher Holmes (45)	Vice President and Assistant Secretary (since 2015)

Manager, Fund Administration and Compliance (since 2013), Senior Associate, Fund Administration and Compliance (2012), Associate, Fund Administration and Compliance (2005-2011), Operations Coordinator (2002-2005), Turner.

			N/A	N/A

(1)                                 Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Compliance Officer.

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(2)                                 Each officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12 year term of office ending on the December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12 year term by vote of a majority of the Trustees, including a majority of the “non-interested” trustees.  Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday.  All other Trustees serve until his or her respective successor has been duly elected and qualified.

The Board believes that each Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Funds and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Robert E. Turner.                          Mr. Turner has been a Trustee since 2015.  He is the co-founder, Chairman, Chief Investment Officer and Chief Executive Officer of the Adviser.  Mr. Turner previously served as a Trustee of the Trust from 1996-2010 and has over 34 years of finance experience.

Alfred C. Salvato.                       Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 31 years of experience in the investment management field.

Janet F. Sansone.                        Ms. Sansone has been a Trustee since 1996.  She has close to 36 years of human resources management, general management, and consulting experience.

John T. Wholihan.                    Mr. Wholihan has been a Trustee since 1996.  He has over 53 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board.  The Funds have engaged the Adviser to manage the Funds on a day-to-day basis.  The Board is responsible for overseeing

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the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year and currently meets telephonically for regularly scheduled meetings each month that there is not a quarterly in-person meeting. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss matters between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out each Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

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Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2015, the Audit Committee met four times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which a Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and did not meet in the most recently completed fiscal year.

•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending

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shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  During the fiscal year ended September 30, 2015, the Nominating Committee met once.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Robert E. Turner (1)	Over $100,000 (Turner Medical Sciences Long/Short Fund) Over $100,000 (Turner Titan Long/Short Fund)	Over $100,000

Independent Trustees
Alfred C. Salvato	$10,001-$50,000 (Turner Titan Long/Short Fund)	$10,001-$50,000
Janet F. Sansone	$50,001-$100,000 (Turner Titan Long/Short Fund)	$50,001-$100,000
John T. Wholihan	None	$10,001-$50,000

(1)                                 Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Adviser or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Adviser or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective February 27, 2015, the independent Trustees receive an annual retainer of $40,000 ($52,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,200 ($5,600 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $800. In addition, independent Trustees receive $4,800

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($7,200 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $1,600 and the Board Chairman will receive $4,000 for such meeting), $3,200 ($5,600 for the Audit Committee Chairman) for each audit committee meeting, $400 per fair value meeting and $1,500 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2015, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2015	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2015
Interested Trustee
Robert E. Turner(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$151,850	—	—	$151,850
Janet F. Sansone(2)	$101,550	—	—	$101,550
John T. Wholihan(2)	$101,550	—	—	$101,550

Officer
Brian F. McNally(3)	$175,000	—	—	$175,000

(1)               Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Member of the Audit Committee and Nominating Committee.

(3)               Chief Compliance Officer.

As of December 31, 2015, the Trustees and officers of the Trust as a group owned less than 1% of the Class C Shares of the Funds. As of that date, the Trustees and officers as a group owned approximately 22.3% of the Institutional Class Shares of the Titan Long/Short Fund and approximately 18.2% of the Institutional Class Shares of the Medical Sciences Long/Short Fund.

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COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.  A Fund may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares.  Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us.  The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.  Your financial institution may charge a fee for its services, including a processing or service fee in connection with the redemption of shares, in addition to

44

the fees charged by the Funds.  Contact your financial institution directly for more information about how to purchase, exchange, sell or redeem Fund shares and about any fees that your financial institution may charge.

A 1.00% contingent deferred sales charge (“CDSC”) will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus.  The CDSC will be based on the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.  To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which each Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of each Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds’ net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an

45

authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

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TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information. Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  Moreover, each Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.  If a Fund were to fail to

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make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Funds.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

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Turner may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, a Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Fund.  The distribution of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds’ portfolio turnover rates were as follows.

	Portfolio Turnover Rate
	2013	2014	2015
Medical Sciences Long/Short Fund	492%	409%	206%
Titan Long/Short Fund	580%	443%	510%

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 2013, 2014 and 2015 were as follows.

	Total Dollar Amount of Brokerage Commissions Paid
	2013	2014	2015
Medical Sciences Long/Short Fund	$192,804	$477,067	$872,153
Titan Long/Short Fund	$9,557,646	$3,179,209	$801,228

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The total amount of securities of broker/dealers held by each Fund for the fiscal year ended September 30, 2015 was as follows.

Fund	Name of Broker/Dealer	Total Amount of Securities Held by Fund (000)	Type of Security
Medical Sciences Long/Short Fund	None	—	—
Titan Long/Short Fund	Bank of New York Mellon	$1,284	Equity

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund.  Voting rights are not cumulative.  Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

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DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class C Shares.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that

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may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2015, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX is also available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund.  The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Medical Sciences Long/Short Fund — Investor Class Shares	National Financial Services Corp For the Exclusive Benefit of our Customers 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010	54.52%

	Charles Schwab & Co. Inc. Attn: Mutual Funds/ Team S 101 Montgomery Street San Francisco, CA 94104-4151	29.18%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	TD Ameritrade Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	11.55%

Turner Medical Sciences Long/Short Fund — Institutional Class Shares	Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	31.43%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	31.39%

	Merrill Lynch Pierce Fenner & Smith, Inc. For the sole benefit of its customers Attn: Service Team 4800 Deer lake Drive E, Floor 3 Jacksonville, FL 32246-6484	17.29%

Turner Medical Sciences Long/Short Fund — Class C Shares	UBS WN USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	21.43%

Turner Titan Long/Short Fund — Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	40.94%
	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	22.95%
	TD Ameritrade, Inc. For the exclusive benefit of our clients P.O. Box 2226 Omaha, NE 68103-2226	19.71%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Titan Long/Short Fund — Institutional Class Shares	First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	19.37%
	Merrill Lynch Pierce Fenner & Smith, Inc. For the sole benefit of its customers Attn: Service Team 4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246-6484	15.81%
	LPL Financial A/C XXXX-XXXX 9785 Town Center Drive San Diego, CA 92121-1968	10.15%
	UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	7.55%

	Charles Schwab & Co., Inc. Attn: Mutual Funds / Team S 101 Montgomery Street San Francisco, CA 94104-4151	7.36%
	Robert Turner, Jr. Tr U/A 12/22/1994 Robert E. Turner Jr. Trust c/o Turner Investments, L.P. 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	6.39%
	National Financial Services Corp. For the exclusive benefit of our customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	5.98%

54

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv XXXX P.O. Box 1533 Minneapolis, MN 55480-1533	5.91%

Turner Titan Long/Short Fund — Class C Shares	UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	41.58%

Any persons or organizations listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of shareowners of the Fund.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective May 15, 2015, Tait, Weller & Baker LLP, whose offices are located at 1818 Market Street, Philadelphia, PA, 19103, served as the Trust’s independent registered public accounting firm for the fiscal year ended September 30, 2015.  For the fiscal years ended September 30, 2014, 2013, 2012, and 2011, the Trust’s financial statements were audited by the Trust’s former independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust’s Financial Statements for the fiscal year ended September 30, 2015, including Tait, Weller & Baker LLP’s Report of Independent Registered Public Accounting Firm are included

55

in the Trust’s most recent Annual Report to Shareholders and are incorporated into this SAI by reference. No other parts of the Annual Report are incorporated herein by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-224-6312 or by writing to Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805.  You may also obtain the Annual or Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website www.sec.gov.

56

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” — An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•                                          Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                                          Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG”

scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are, and must be construed solely as, statements of forward-looking opinions as to the creditworthiness of an issuer, which are based on the quantitative and qualitative analyses done by DBRS in accordance with applicable methodologies, models and criteria (“Methodologies”).  Credit ratings are not statements of fact. DBRS credit ratings exclusively address credit risk and not any other types of risk.  Although there are numerous non-credit risks that can impact the performance of ratings, these are not captured in credit ratings. Non-credit risks include (among others) market risk, market liquidity risk, covenant risk and non-cumulative risk.

The data and information received on which DBRS bases its opinions is not audited or verified by DBRS. Ratings may be upgraded, downgraded, placed “under review” with the appropriate Implications designation, confirmed and discontinued.  Certain ratings are also assigned trends that may change over time.

DBRS uses rating symbols as a concise method of expressing its opinion to the market.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investments, L.P. (“Turner”), acts as a fiduciary in relation to its clients and the assets entrusted by them to its management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all  such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investments, L.P.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised:  June 15, 2009

(TUR-SAI-35-09)

PART C: OTHER INFORMATION

Item 28.  Exhibits

(a)(1)                              Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(a)(2)                              Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5 as filed on April 10, 1997.

(a)(3)                              Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(b)(1)                              By-Laws are incorporated by reference to Exhibit 2 of the Registrant’s Registration Statement as filed on February 1, 1996.

(b)(2)                              Amendment to Section 5 of the By-Laws of the Registrant, effective February 19, 2010, is incorporated by reference to Exhibit (b)(2) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(c)                                              Articles III, V, VI and VIII of the Agreement and Declaration of Trust of the Registrant dated January 26, 1996 are incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(d)(1)                              Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.

(d)(2)                              Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant’s Post-Effective Amendment No. 12 as filed on November 16, 1998.

(d)(3)                              Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 43 as filed on November 17, 2006.

(d)(4)                              Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 39 as filed on July 25, 2005.

(d)(5)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to

Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(d)(6)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 44 as filed on November 17, 2006.

(d)(7)                              Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(d)(8)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(d)(9)                              Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(d)(10)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(d)(11)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(11) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(d)(12)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(12) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(d)(13)                       Assumption Agreement dated January 1, 2012 between Turner Investment Partners, Inc. and Turner Investments, L.P. is incorporated by reference to Exhibit (d)(13) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(d)(14)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (d)(14) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(d)(15)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investments, L.P. is filed herewith.

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(e)                                              Distribution Services Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit (e)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(f)                                               Not applicable.

(g)(1)                               Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(g)(2)                               Amendment to the Global Custodial Services Agreement between Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(g)(3)                               Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(g)(4)                               Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(4) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(h)(1)                              Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(h)(2)                              Sub-Administration Agreement between Turner Investment Partners, Inc., and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(h)(3)                              Amended Schedule 5 to the Sub-Administration Agreement between Turner Investment Partners, Inc. and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed February 1, 2011.

(h)(4)                              Amended Schedule 5 to the Sub-Administration Agreement between Turner Investment Partners, Inc. and Citi Fund Services Ohio, Inc. is filed herewith.

(h)(5)                              Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 11 as filed on January 23, 1998.

(h)(6)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

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(h)(7)                              Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(h)(8)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(h)(9)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (h)(7) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(h)(10)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(h)(11)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(12)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(h)(13)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(14)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional Class, Investor Class and Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(15)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Global Opportunities Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(h)(16)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated

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by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 69 as filed on January 28, 2011.

(h)(17)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Titan Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(18)                       Contractual Fee Waiver/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Market Neutral Fund is incorporated by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(19)                       Contractual Fee Waiver/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Medical Sciences Long/Short Fund is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(20)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(h)(21)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 75 as filed on January 28, 2013.

(h)(22)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. relating to the Turner Emerging Markets Fund is incorporated by reference to Exhibit (h)(21) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(h)(23)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 80 as filed on January 28, 2014.

(h)(24)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(23) of the Registrant’s Post-Effective Amendment No. 82 as filed on January 28, 2015.

(h)(25)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is filed herewith.

(h)(26)                       Amended Schedule 5 to the Sub-Administration Agreement, as amended, dated as of October 1, 2010 between Turner Investment Partners, L.P. and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(h)(27)                       Amendment to Sub-Administration Agreement dated May 1, 2013 between Turner Investments, L.P. and Citi Fund Services Ohio, Inc. is incorporated by reference to

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Exhibit (h)(23) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(i)(1)                                  Opinion of Counsel is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 33 as filed on January 27, 2004.

(i)(2)                                  Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 36 as filed on January 31, 2005.

(i)(3)                                  Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 40 as filed on July 27, 2005.

(i)(4)                                  Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 41 as filed on October 7, 2005.

(i)(5)                                  Opinion of Counsel with respect to Class II (the “Investor Class”) Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 47 as filed on January 26, 2007.

(i)(6)                                  Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the “Institutional Class” and “Investor Class”) of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 48 as filed on January 26, 2007.

(i)(7)                                  Opinion of Counsel with respect to Class I (the “Institutional Class”) of the Turner International Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 49 as filed on January 26, 2007.

(i)(8)                                  Opinion of Counsel with respect to Class III (the “Institutional Class”) of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(i)(9)                                  Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (i)(9) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(i)(10)                           Opinion of Counsel with respect to Class II (the “Investor Class”) of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(i)(11)                           Opinion of Counsel with respect to Class II (the “Institutional Class”) of the Turner Emerging Growth Fund and Class I (the “Institutional Class”) of the Turner Small

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Cap Equity Fund is incorporated by reference to Exhibit (i)(11) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(i)(12)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(i)(13)                           Opinion of Counsel with respect to Class C of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(i)(14)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Global Opportunities Fund is incorporated by reference to Exhibit (i)(14) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(i)(15)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”), II (the “Investor Class”) and C of the Turner Medical Sciences Long/Short Fund, Turner Market Neutral Fund and Turner Titan Fund is incorporated by reference to Exhibit (i)(15) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(i)(16)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Emerging Markets Fund is incorporated by reference to Exhibit (i)(16) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(i)(17)                           Opinion of K&L Gates LLP with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Emerging Markets Fund is incorporated by reference to Exhibit (i)(17) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(j)(1)                                 Consent of Drinker Biddle & Reath LLP is filed herewith.

(j)(2)                                 Consent of Tait, Weller & Baker LLP as Independent Registered Public Accounting Firm is filed herewith.

(k)                                             Not applicable.

(l)                                                 Not applicable.

(m)(1)                          Amended and Restated Rule 12b-1 plan for Class II Shares is incorporated by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 45 as filed on November 30, 2006.

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(m)(2)                          Rule 12b-1 Plan for Class C Shares is incorporated by reference to Exhibit (m)(2) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(1)                              Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(n)(2)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(n)(3)                              Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(4)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(4) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(n)(5)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(n)(6)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(n)(7)                              Amended Schedule A to the Amended Rule 18f-3 Plan is filed herewith.

(o)                                             Reserved.

(p)(1)                              Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 16 as filed on March 31, 2000.

(p)(2)                              Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(q)                                             Powers of Attorney of Alfred C. Salvato, Janet F. Sansone and John T. Wholihan are filed herewith.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant’s Trustees and officers.  Certain of the Trust’s agreements with service providers also provide for indemnification.

8

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Advisers:

Turner Investments, L.P.

Turner Investments, L.P. (“Turner”) performs investment advisory services for the Registrant and certain other accounts.  Set forth below are the names, businesses and business addresses of certain directors and officers of Turner.

Turner Investments, L.P.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Mark D. Turner Senior Portfolio Manager, Founder	The Haverford School CityTeam Ministries (Chester) The Philadelphia Ronald McDonald House	Trustee Board Director Board Director
Robert E. Turner Chairman of the Board, Chief Investment Officer, Chief Executive Officer, Founder	Turner Funds Bradley University (Peoria, IL) Delaware Valley Friends School University of Notre Dame School of Architecture Drexel University	President Trustee Board Member Advisory Council President’s Leadership Council
Christopher K. McHugh Senior Portfolio Manager, Founder	Philadelphia University Episcopal Academy	Trustee Trustee

The principal address of Turner Investments, L.P. is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.  The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT.  The principal address of Turner Investments Pte. Ltd. is Penthouse Level, Suntec Tower Three, 8 Temasek Blvd., Singapore, 038988.

Item 32.  Foreside Fund Services, LLC

Item 32.

(a)                                 Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

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1.              ABS Long/Short Strategies Fund

2.              Absolute Shares Trust

3.              AdvisorShares Trust

4.              American Beacon Funds

5.              American Beacon Select Funds

6.              Archstone Alternative Solutions Fund

7.              Ark ETF Trust

8.              Avenue Mutual Funds Trust

9.              BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

10.       BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

11.       Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.       Bridgeway Funds, Inc.

13.       Calamos ETF Trust

14.       Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

15.       Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

16.       Context Capital Funds

17.       CornerCap Group of Funds

18.       Corsair Opportunity Fund

19.       Direxion Shares ETF Trust

20.       Evanston Alternative Opportunities Fund

21.       Exchange Listed Funds Trust

22.       FEG Absolute Access Fund I LLC

23.       FlexShares Trust

24.       Forum Funds

25.       Forum Funds II

26.       FQF Trust

27.       FSI Low Beta Absolute Return Fund

28.       Gottex Trust

29.       Henderson Global Funds

30.       Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

31.       Horizons ETF Trust

32.       Infinity Core Alternative Fund

33.       Ironwood Institutional Multi-Strategy Fund LLC

34.       Ironwood Multi-Strategy Fund LLC

35.       John Hancock Exchange-Traded Fund Trust

36.       Little Harbor Multistrategy Composite Fund

37.       Lyons Funds

38.       Manor Investment Funds

39.       Miller/Howard Funds Trust

40.       Montage Managers Trust

41.       Palmer Square Opportunistic Income Fund

42.       PENN Capital Funds Trust

43.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

44.       Pine Grove Alternative Fund

45.       Pine Grove Alternative Institutional Fund

46.       Plan Investment Fund, Inc.

47.       PMC Funds, Series of Trust for Professional Managers

48.       Precidian ETFs Trust

49.       Quaker Investment Trust

50.       Ramius Archview Credit and Distressed Feeder Fund

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51.       Ramius Archview Credit and Distressed Fund

52.       Recon Capital Series Trust

53.       Renaissance Capital Greenwich Funds

54.       Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

55.       Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

56.       Salient MF Trust

57.       SharesPost 100 Fund

58.       Sound Shore Fund, Inc.

59.       Steben Alternative Investment Funds

60.       Steben Select Multi-Strategy Fund

61.       The 504 Fund

62.       The Roxbury Funds

63.       TIFF Investment Program

64.       Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust

65.       TrimTabs ETF Trust

66.       Turner Funds

67.       U.S. Global Investors Funds

68.       West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

69.       Wintergreen Fund, Inc.

70.       WisdomTree Trust

(b)                                 The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)                                  Not applicable.

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)                                 Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (records relating to its function as custodian)

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(b)                                 Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

(c)                                  Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as sub-administrator)

(d)                                 DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

(e)                                  Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996 (records relating to the Registrant’s Agreement and Declaration of Trust, By-Laws and minute books)

(f)                                   Foreside Fund Services LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as principal underwriter)

Item 34.  Management Services:  All management services contracts are discussed in parts A & B of this Registration Statement.

Item 35.  Undertakings:  None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 84 (“PEA No. 84”) to its Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this PEA No. 84 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 28th day of January, 2016.

TURNER FUNDS

By:	/s/ Joel B. Engle
Joel B. Engle
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 84 has been signed below by the following persons in the capacities and on the dates indicated.

	/s/ Robert E. Turner	Trustee, President and Chief Executive Officer	January 28, 2016
Robert E. Turner

	* JANET F. SANSONE	Trustee	January 28, 2016
Janet F. Sansone

	* ALFRED C. SALVATO	Trustee and Chairman of the Board	January 28, 2016
Alfred C. Salvato

	* JOHN T. WHOLIHAN	Trustee	January 28, 2016
John T. Wholihan

	/s/ Joel B. Engle	Controller and Chief Financial Officer	January 28, 2016
Joel B. Engle

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)

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EXHIBIT INDEX

(d)(15)	Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investments, L.P.

(h)(4)	Amended Schedule 5 to the Sub-Administration Agreement between Turner Investment Partners, Inc. and Citi Fund Services Ohio, Inc.

(h)(25)	Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P.

(j)(1)	Consent of Drinker Biddle & Reath LLP.

(j)(2)	Consent of Tait, Weller & Baker LLP as Independent Registered Public Accounting Firm.

(n)(7)	Amended Schedule A to the Amended Rule 18f-3 Plan.

(q)	Powers of Attorney of Alfred C. Salvato, Janet F. Sansone and John T. Wholihan.

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